(ASSETMARK FUNDS LOGO)

SEMI-ANNUAL REPORT
December 31, 2002

SEMI-ANNUAL REPORT
December 31, 2002

                             (ASSETMARK FUNDS LOGO)

                               INVESTMENT ADVISOR
                      AssetMark Investment Services, Inc.

                        ASSETMARK LARGE CAP GROWTH FUND
                         ASSETMARK LARGE CAP VALUE FUND
                      ASSETMARK SMALL/MID CAP GROWTH FUND
                       ASSETMARK SMALL/MID CAP VALUE FUND
                      ASSETMARK INTERNATIONAL EQUITY FUND
                     ASSETMARK REAL ESTATE SECURITIES FUND
                     ASSETMARK TAX-EXEMPT FIXED INCOME FUND
                     ASSETMARK CORE PLUS FIXED INCOME FUND

                             (ASSETMARK FUNDS LOGO)

                                                                  February, 2003

Dear Shareholder:

  The second half of 2002 saw the markets continue to unwind amid war fears, a weakening U.S. consumer, and a rash of downward earnings revisions for U.S. companies. While the broader U.S. economy has continued on its sluggish path to recovery, corporate earnings have yet to stabilize. For the second half of the year, S&P 500 companies issued 319 earnings warnings, nearly twice the number of positive pre-announcements that were issued1<F1>. As of 2/14/03, 2002 S&P 500 earnings growth stood at a paltry 1%2<F2>, as the hoped-for second-half recovery never materialized. With earnings expectations ratcheting down, and valuation levels still above historical trough levels, the market has struggled to find its footing. At the same time, insecurity about the Middle East situation has added to the extraordinary volatility we are witnessing in the markets.

  The AssetMark Funds have generally performed in accordance with their sectors and style-orientation during this volatile period. In consultation with Wilshire Associates, an institutional investment research and consulting firm, AssetMark Investment Services, Inc. ("AssetMark") strives to identify highly skilled investment managers as Sub-Advisors for each Fund. When appropriate, AssetMark seeks to combine the skills of multiple managers with complementary investment strategies to attempt to reduce volatility and achieve more consistent investment results. During this ongoing process, AssetMark leverages Wilshire's experienced investment staff, due diligence, and proprietary research capabilities.

  THE ASSETMARK LARGE CAP GROWTH FUND declined 10.30% for the six months ended 12/31/02, trailing the Russell 1000 Growth Index3<F3>, which fell 8.98%. Each of the Sub-Advisors for the Fund, Atlanta Capital and TCW Investment Management, underperformed their benchmarks during the harsh Third Quarter sell-off. Atlanta lost 18.82% in the Third Quarter, while TCW lost 19.52%, with the Russell 1000 Growth Index falling 15.05%. In the Fourth Quarter, the managers narrowed the performance gap, with Atlanta gaining 8.77% and TCW advancing 13.26%, compared to a return of 7.14% for the Russell 1000 Index. For the 18 months since the Fund's inception on 6/29/01, the AssetMark Large Cap Growth Fund has declined 24.64% on an annualized basis, compared to a return of -23.40% for the Russell 1000 Growth Index.

  THE ASSETMARK LARGE CAP VALUE FUND declined 15.28% for the six months ended 12/31/02, compared to a decline of 11.29% for the Russell 1000 Value Index. For the six month period, Brandes Investment Partners declined 18.23%, despite a strong fourth quarter return of 16.01%. During the Third Quarter, the Fund replaced Deutsche Asset Management with Davis Advisers. Since the Fund's inception of 6/29/01, the AssetMark Large Cap Value Fund has declined 15.09%, compared to a decline of 13.21% for the Russell 1000 Value Index.

  THE ASSETMARK SMALL/MID CAP GROWTH FUND declined 10.83% for the six months ended 12/31/02, beating its benchmark, the Russell 2500 Growth Index, which declined 12.36%. TCW Investment Management outperformed the benchmark by a wide margin, returning -0.64%. On the other hand, William Blair fell 20.19%, with poor stock selection and industry exposures impacting results. In the 18 months since the Fund's inception, the AssetMark Small/Mid Cap Growth Fund has returned -25.48% on an annualized basis, slightly trailing the Russell 2500 Growth Index, which has fallen 24.79%.

1<F1> Source: First Call. Please note that this figure includes multiple earnings revisions issued by the same companies during this time period. 162 positive earnings warnings were issued for the second half of the year.
2<F2> Source: First Call. 13% of S&P 500 companies had not yet released fourth quarter results as of 2/14/03.
3<F3> Source: All benchmark return data provided by Wilshire Associates. One cannot invest directly in an index, nor is an index representative of any Fund's portfolio. The indexes provided are widely accepted benchmarks for the associated portfolios.

  THE ASSETMARK SMALL/MID CAP VALUE FUND declined 11.72%, beating its Russell 2500 Value benchmark, which declined 13.94%. While smaller capitalization value stocks did not provide the safe haven they did in 2001 and the first half of 2002, we are pleased with the Fund's relative performance over this period. Both Sub-Advisers--Ariel Capital Management and Cramer Rosenthal McGlynn-- outperformed the benchmark, returning -11.78% and -11.66% respectively. Since the Fund's inception on 6/29/01, the AssetMark Small/ Mid Cap Value Fund has declined 7.03% on an annualized basis, while the Russell 2500 Value Index has declined 5.56% over the same timeframe.

  THE ASSETMARK INTERNATIONAL EQUITY FUND dropped 15.31% in the final six months of 2002, slightly trailing the MSCI EAFE Index of developed country non-U.S. stocks, which fell 14.56%. The Fourth Quarter encompassed a transition in management for the Fund, as Oppenheimer Capital replaced Lazard Asset Management and Clay Finlay replaced Lombard Odier International. Since the Fund's inception on 6/29/01, the AssetMark International Equity Fund has returned -16.74% on an annualized basis, compared to -15.68% for the MSCI EAFE Index.

  THE ASSETMARK REAL ESTATE SECURITIES FUND, sub-advised by Lend Lease Rosen Real Estate Securities, declined 6.67% for the six months ended 12/31/02, beating the Wilshire REIT benchmark, which fell 8.62%. For the 18 months since inception, the AssetMark Real Estate Securities Fund has returned a solid 4.57%, relative 4.02% for Wilshire REIT Index, a widely accepted unmanaged benchmark for REIT portfolios.

  THE ASSETMARK TAX-EXEMPT INCOME FUND, sub-advised by Weiss, Peck & Greer, posted a solid absolute return of 4.26% for the six months ended 12/31/02, but trailed the Lehman Brothers Municipal Bond Index, which gained 4.74%. Since the Fund's inception on 6/29/01, the AssetMark Tax-Exempt Income Fund has gained 7.17%, while the Lehman Brothers Municipal Bond Index has gained 7.84%.

  THE ASSETMARK CORE PLUS FIXED INCOME FUND, a fund that purchases shares of other institutional fixed income funds, under-performed the Lehman Brothers Aggregate Bond Index for the trailing 6 months, returning 5.07% versus 6.23% for the benchmark. The Emerging Markets and High Yield portions of the Fund had a negative contribution to the Fund's return due to a general flight to quality over the majority of the trailing six months. During the Fourth Quarter, spreads versus treasuries narrowed, and these allocations allowed the Fund to outperform its Index, returning 2.32% versus 1.57% for the Lehman Brothers Aggregate Bond Index. Since the Fund's inception on 6/29/01, The AssetMark Core Plus Fixed Income Fund has returned 5.07%, versus 6.23% for the Lehman Brothers Aggregate Bond Index.

  In consultation with Wilshire Associates, AssetMark continues to research and monitor a broad universe of investment managers in our endeavor to provide shareholders with superior investment results. We thank you for the opportunity to shepherd your investments in what has been, on many levels, a difficult environment. We believe the AssetMark Funds are well positioned to meet the challenges and opportunities that lie ahead.

Sincerely,

/s/Ronald D. Cordes

Ronald D. Cordes,
President
AssetMark Funds

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCK 96.43%

             MINING 2.09%

             OIL AND GAS EXTRACTION 2.09%
    13,000   EOG Resources, Inc.                                   $   518,960
    17,000   Schlumberger Limited                                      715,530
                                                                   -----------
             Total Mining                                            1,234,490
                                                                   -----------

             MANUFACTURING 52.87%

             FOOD AND KINDRED PRODUCTS 0.96%
    13,000   The Coca-Cola Company                                     569,660
                                                                   -----------

             PAPER AND ALLIED PRODUCTS 0.85%
    10,600   Kimberly-Clark Corporation                                503,182
                                                                   -----------

             PRINTING, PUBLISHING, AND
               ALLIED INDUSTRIES 1.03%
    13,300   The New York Times Company                                608,209
                                                                   -----------

             CHEMICALS AND ALLIED PRODUCTS 18.70%
    12,900   Air Products and Chemicals, Inc.                          551,475
    39,150   Amgen Inc. #<F4>                                        1,892,511
    25,250   Biogen, Inc. #<F4>                                      1,011,515
     9,500   Colgate-Palmolive Company                                 498,085
    10,300   Ecolab Inc.                                               509,850
    32,650   Eli Lilly and Company                                   2,073,275
    35,810   Genentech, Inc. #<F4>                                   1,187,460
     6,775   MedImmune, Inc. #<F4>                                     184,077
    12,500   Merck & Co. Inc.                                          707,625
    56,750   Pfizer Inc.                                             1,734,848
    32,300   Schering-Plough Corporation                               717,060
                                                                   -----------
                                                                    11,067,781
                                                                   -----------

             PETROLEUM REFINING AND
               RELATED INDUSTRIES 0.45%
     5,500   ConocoPhillips                                            266,145
                                                                   -----------

             PRIMARY METAL INDUSTRIES 0.55%
    14,500   Engelhard Corporation                                     324,075
                                                                   -----------

             INDUSTRIAL AND COMMERCIAL MACHINERY
               AND COMPUTER EQUIPMENT 9.16%
    75,600   Applied Materials, Inc. #<F4>                             985,068
   130,500   Cisco Systems, Inc. #<F4>                               1,709,550
     8,900   Dover Corporation                                         259,524
    76,550   Dell Computer Corporation #<F4>                         2,046,947
    68,100   EMC Corporation #<F4>                                     418,134
                                                                   -----------
                                                                     5,419,223
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 16.32%
    35,500   American Power
               Conversion Corporation #<F4>                            537,825
    12,000   Emerson Electric Co.                                      610,200
    28,650   General Electric Company                                  697,627
    88,600   Intel Corporation                                       1,379,502
    17,700   Linear Technology Corporation                             455,244
    44,900   Maxim Integrated Products, Inc.                         1,483,496
    17,100   Microchip Technology Incorporated                         418,095
    15,800   Molex Incorporated                                        364,032
    24,500   Motorola, Inc.                                            211,925
   119,300   Network Appliance, Inc. #<F4>                           1,193,000
    39,450   QUALCOMM Inc. #<F4>                                     1,435,586
    42,100   Xilinx, Inc. #<F4>                                        867,260
                                                                   -----------
                                                                     9,653,792
                                                                   -----------

             MEASURING, ANALYZING, AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 4.12%
    12,900   Danaher Corporation                                       847,530
    14,600   DENTSPLY International Inc.                               543,120
    23,000   Medtronic, Inc.                                         1,048,800
                                                                   -----------
                                                                     2,439,450
                                                                   -----------

             MISCELLANEOUS MANUFACTURING
               INDUSTRIES 0.73%
    18,100   Tiffany & Co.                                             432,771
                                                                   -----------
             Total Manufacturing                                    31,284,288
                                                                   -----------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS, AND SANITARY SERVICES 3.55%

             TRANSPORTATION BY AIR 1.33%
    56,400   Southwest Airlines Co.                                    783,960
                                                                   -----------

             COMMUNICATIONS 2.22%
     8,500   ALLTEL Corporation                                        433,500
    16,700   SBC Communications Inc.                                   452,737
    11,100   Verizon Communications Inc.                               430,125
                                                                   -----------
                                                                     1,316,362
                                                                   -----------
             Total Transportation,
               Communications, Electric, Gas,
               and Sanitary Services                                 2,100,322
                                                                   -----------

             WHOLESALE TRADE 1.09%

             WHOLESALE TRADE-DURABLE GOODS 1.09%
    12,000   Johnson & Johnson                                         644,520
                                                                   -----------
             Total Wholesale Trade                                     644,520
                                                                   -----------

             RETAIL TRADE 7.37%

             BUILDING MATERIALS; HARDWARE, GARDEN
               SUPPLY, AND MOBILE HOME DEALERS 1.68%
    15,095   The Home Depot, Inc.                                      361,676
    16,900   Lowe's Companies, Inc.                                    633,750
                                                                   -----------
                                                                       995,426
                                                                   -----------

             GENERAL MERCHANDISE STORES 2.99%
    16,600   BJ's Wholesale Club, Inc. #<F4>                           303,780
    19,700   Target Corporation                                        591,000
    17,315   Wal-Mart Stores, Inc.                                     874,581
                                                                   -----------
                                                                     1,769,361
                                                                   -----------

             EATING AND DRINKING PLACES 0.88%
    16,100   Brinker International, Inc. #<F4>                         519,225
                                                                   -----------

             MISCELLANEOUS RETAIL 1.82%
    26,250   Amazon.com, Inc. #<F4>                                    495,862
     8,600   eBay Inc. #<F4>                                           583,252
                                                                   -----------
                                                                     1,079,114
                                                                   -----------
             Total Retail Trade                                      4,363,126
                                                                   -----------

             FINANCE, INSURANCE,
               AND REAL ESTATE 18.36%

             DEPOSITORY INSTITUTIONS 2.31%
    12,100   BB&T Corporation                                          447,579
     5,700   Bank of America Corporation                               396,549
    20,000   Mellon Financial Corporation                              522,200
                                                                   -----------
                                                                     1,366,328
                                                                   -----------

             NON-DEPOSITORY CREDIT INSTITUTIONS 0.65%
     6,000   Fannie Mae                                                385,980
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES, AND SERVICES 3.72%
    79,500   The Charles Schwab Corporation                            862,575
    15,500   Franklin Resources, Inc.                                  528,240
    31,130   Janus Capital Group Inc.                                  406,869
    14,900   SEI Investments Company                                   404,982
                                                                   -----------
                                                                     2,202,666
                                                                   -----------

             INSURANCE CARRIERS 11.68%
    53,900   AFLAC INCORPORATED                                      1,623,468
    26,800   American International Group, Inc.                      1,550,380
    10,500   The Hartford Financial
               Services Group, Inc.                                    477,015
    54,550   The Progressive Corporation                             2,707,316
     7,800   WellPoint Health Networks Inc. #<F4>                      555,048
                                                                   -----------
                                                                     6,913,227
                                                                   -----------
             Total Finance, Insurance,
               and Real Estate                                      10,868,201
                                                                   -----------

             SERVICES 11.10%

             BUSINESS SERVICES 9.24%
    23,400   Adobe Systems Incorporated                                580,343
    29,900   Concord EFS, Inc. #<F4>                                   470,626
     6,000   The Interpublic Group
               of Companies, Inc.                                       84,480
     8,185   Juniper Networks, Inc. #<F4>                               55,658
    41,100   Microsoft Corporation #<F4>                             2,124,870
    13,250   Pixar, Inc. #<F4>                                         702,118
   126,600   Siebel Systems, Inc. #<F4>                                946,968
    21,400   SunGard Data Systems Inc. #<F4>                           504,184
                                                                   -----------
                                                                     5,469,247
                                                                   -----------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT, AND RELATED SERVICES 1.86%
    39,500   Paychex, Inc.                                           1,102,050
                                                                   -----------
             Total Services                                          6,571,297
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $68,442,515)                                   57,066,244
                                                                   -----------

             SHORT-TERM INVESTMENTS 4.03%
             MONEY MARKET FUNDS 4.03%
 2,382,886   Federated Prime
               Obligations Fund, 1.37%                               2,382,886
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $2,382,886)                                     2,382,886
                                                                   -----------
             TOTAL INVESTMENTS 100.46%
               (COST $70,825,401)                                   59,449,130
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (0.46%)                                         (273,406)
                                                                   -----------
             NET ASSETS 100%                                       $59,175,724
                                                                   -----------
                                                                   -----------

#<F4>  Non-income producing security.

                       See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCK 92.89%

             MINING 2.36%
             OIL AND GAS EXTRACTION 1.90%
    11,200   EOG Resources, Inc.                                   $   447,104
    16,300   Devon Energy Corporation                                  748,170
                                                                   -----------
                                                                     1,195,274
                                                                   -----------

             MINING AND QUARRYING OF NONMETALLIC
               MINERALS, EXCEPT FUELS 0.46%
     7,700   Vulcan Materials Company                                  288,750
                                                                   -----------
             Total Mining                                            1,484,024
                                                                   -----------

             MANUFACTURING 33.78%

             FOOD AND KINDRED PRODUCTS 2.98%
    48,030   Archer-Daniels-Midland Company                            595,572
    14,300   Diageo PLC                                                626,340
     5,500   Hershey Foods Corporation                                 370,920
     7,300   Kraft Foods Inc.                                          284,189
                                                                   -----------
                                                                     1,877,021
                                                                   -----------

             TOBACCO PRODUCTS 5.68%
    63,500   Philip Morris Companies Inc.                            2,573,655
    12,600   R.J. Reynolds Tobacco Holdings, Inc.                      530,586
    14,100   UST Inc.                                                  471,363
                                                                   -----------
                                                                     3,575,604
                                                                   -----------

             PRINTING, PUBLISHING, AND
               ALLIED INDUSTRIES 0.93%
    18,100   American Greetings Corporation #<F5>                      285,980
     4,200   Gannett Co., Inc.                                         301,560
                                                                   -----------
                                                                       587,540
                                                                   -----------

             CHEMICALS AND ALLIED PRODUCTS 5.69%
    32,300   Bristol-Myers Squibb Company                              747,745
    11,100   E.I. du Pont de Nemours
               and Company                                             470,640
    13,700   Eli Lilly and Company                                     869,950
    13,500   Great Lakes Chemical Corporation                          322,380
     3,500   Merck & Co. Inc.                                          198,135
     6,500   Pfizer Inc.                                               198,705
    34,700   Schering-Plough Corporation                               770,340
                                                                   -----------
                                                                     3,577,895
                                                                   -----------

             PETROLEUM REFINING AND
               RELATED INDUSTRIES 2.37%
    17,152   ConocoPhillips                                            829,985
    30,900   Marathon Oil Corporation                                  657,861
                                                                   -----------
                                                                     1,487,846
                                                                   -----------

             RUBBER AND MISCELLANEOUS
               PLASTICS PRODUCTS 2.64%
    95,500   The Goodyear Tire
               & Rubber Company                                        650,355
    22,800   Sealed Air Corporation #<F5>                              850,440
    10,500   Tupperware Corporation                                    158,340
                                                                   -----------
                                                                     1,659,135
                                                                   -----------

             PRIMARY METAL INDUSTRIES 0.76%
    36,390   United States Steel Corporation                           477,437
                                                                   -----------

             INDUSTRIAL AND COMMERCIAL
               MACHINERY AND COMPUTER
               EQUIPMENT 2.87%
    13,700   Dover Corporation                                         399,492
    41,606   Hewlett-Packard Company                                   722,280
     7,100   Lexmark International, Inc. #<F5>                         429,550
    71,000   Solectron Corporation #<F5>                               252,050
                                                                   -----------
                                                                     1,803,372
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 3.09%
   460,220   Lucent Technologies Inc. #<F5>                            579,877
    61,400   Micron Technology, Inc. #<F5>                             598,036
    88,400   Motorola, Inc.                                            764,660
                                                                   -----------
                                                                     1,942,573
                                                                   -----------

             TRANSPORTATION EQUIPMENT 2.40%
    17,580   The Boeing Company                                        579,964
    50,700   Ford Motor Company                                        471,510
    12,400   General Motors Corporation                                457,064
                                                                   -----------
                                                                     1,508,538
                                                                   -----------

             MEASURING, ANALYZING, AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 1.63%
   127,200   Xerox Corporation #<F5>                                 1,023,960
                                                                   -----------

             MISCELLANEOUS MANUFACTURING
               INDUSTRIES 2.74%
    38,300   Hasbro, Inc.                                              442,365
    75,000   Tyco International Ltd.                                 1,281,000
                                                                   -----------
                                                                     1,723,365
                                                                   -----------
             Total Manufacturing                                    21,244,286
                                                                   -----------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS, AND SANITARY SERVICES 14.61%

             MOTOR FREIGHT TRANSPORTATION
               AND WAREHOUSING 1.11%
    11,100   United Parcel Service, Inc.                               700,188
                                                                   -----------

             TRANSPORTATION BY AIR 1.38%
    82,540   AMR Corporation #<F5>                                     544,764
    26,500   Delta Air Lines, Inc.                                     320,650
                                                                   -----------
                                                                       865,414
                                                                   -----------

             COMMUNICATIONS 6.37%
   134,700   Avaya Inc. #<F5>                                          330,015
    36,200   BellSouth Corporation                                     936,494
    34,300   SBC Communications Inc.                                   929,873
    60,500   Sprint Corporation                                        876,040
    24,100   Verizon Communications Inc.                               933,875
                                                                   -----------
                                                                     4,006,297
                                                                   -----------

             ELECTRIC, GAS, AND
               SANITARY SERVICES 5.75%
    32,390   Duke Energy Corporation                                   632,901
    83,240   Dynegy Inc.                                                98,223
    40,700   Edison International #<F5>                                482,295
    64,760   EL Paso Corporation                                       450,730
     6,600   Exelon Corporation                                        348,282
    12,050   PPL Corporation                                           417,894
    40,800   PG&E Corporation #<F5>                                    567,120
    26,900   Waste Management, Inc.                                    616,548
                                                                   -----------
                                                                     3,613,993
                                                                   -----------
             Total Transportation,
               Communications, Electric,
               Gas and Sanitary Services                             9,185,892
                                                                   -----------

             WHOLESALE TRADE 1.97%

             WHOLESALE TRADE-NON-DURABLE GOODS 1.97%
    53,140   Safeway Inc. #<F5>                                      1,241,350
                                                                   -----------
             Total Wholesale Trade                                   1,241,350
                                                                   -----------

             RETAIL TRADE 7.27%

             BUILDING MATERIALS, HARDWARE, GARDEN
               SUPPLY, AND MOBILE HOME DEALERS 0.70%
    15,600   The Sherwin-Williams Company                              440,700
                                                                   -----------

             GENERAL MERCHANDISE STORES 1.71%
    38,300   Costco Wholesale Corporation                            1,074,698
                                                                   -----------

             FOOD STORES 2.29%
    28,700   Albertson's, Inc.                                         638,862
    51,900   The Kroger Co. #<F5>                                      801,855
                                                                   -----------
                                                                     1,440,717
                                                                   -----------

             HOME FURNITURE, FURNISHINGS,
               AND EQUIPMENT STORES 0.33%
    11,100   RadioShack Corporation                                    208,014
                                                                   -----------

             EATING AND DRINKING PLACES 1.30%
    50,940   McDonald's Corporation                                    819,115
                                                                   -----------

             MISCELLANEOUS RETAIL 0.94%
    59,290   Toys "R" Us, Inc. #<F5>                                   592,900
                                                                   -----------
             Total Retail Trade                                      4,576,144
                                                                   -----------

             FINANCE, INSURANCE,
               AND REAL ESTATE 27.17%

             DEPOSITORY INSTITUTIONS 10.54%
    31,900   Bank One Corporation                                    1,165,945
    38,800   Citigroup Inc.                                          1,365,372
    23,400   FleetBoston Financial Corporation                         568,620
    15,200   Golden West Financial Corporation                       1,091,512
    26,600   J.P. Morgan Chase & Co.                                   638,400
    12,600   Lloyds TSB Group PLC                                      360,234
    30,700   Wells Fargo & Company                                   1,438,909
                                                                   -----------
                                                                     6,628,992
                                                                   -----------

             NON-DEPOSITORY CREDIT INSTITUTIONS 5.75%
    49,100   American Express Company                                1,735,685
    38,100   CIT Group Inc. #<F5>                                      746,760
    40,900   Household International, Inc.                           1,137,429
                                                                   -----------
                                                                     3,619,874
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES, AND SERVICES 0.81%
    12,700   Morgan Stanley                                            506,984
                                                                   -----------

             INSURANCE CARRIERS 7.78%
    26,300   American International Group, Inc.                      1,521,455
     2,900   American National
               Insurance Company                                       237,858
    30,300   Loews Corporation                                       1,347,138
    46,950   The Phoenix Companies, Inc.                               356,820
    12,300   The Progressive Corporation                               610,449
     9,600   Transatlantic Holdings, Inc.                              640,320
     9,975   Travelers Property Casualty
               Corp. - Class A #<F5>                                   146,134
     2,210   Travelers Property Casualty
               Corp.- Class B #<F5>                                     32,377
                                                                   -----------
                                                                     4,892,551
                                                                   -----------

             INSURANCE AGENTS, BROKERS,
               AND SERVICE 0.53%
    17,500   Aon Corporation                                           330,575
                                                                   -----------

             HOLDING AND OTHER
               INVESTMENT OFFICES 1.76%
       458   Berkshire Hathaway Inc. #<F5>                           1,109,734
                                                                   -----------
             Total Finance, Insurance,
               and Real Estate                                      17,088,710
                                                                   -----------

             SERVICES 5.73%

             HOTELS, ROOMING HOUSES, CAMPS, AND
               OTHER LODGING PLACES 0.43%
     8,200   Marriott International, Inc.                              269,534
                                                                   -----------

             PERSONAL SERVICES 0.50%
    94,100   Service Corporation International #<F5>                   312,412
                                                                   -----------

             BUSINESS SERVICES 4.17%
     9,100   The Dun & Bradstreet Corporation #<F5>                    313,859
    48,100   Electronic Data Systems Corporation                       886,483
     7,100   Microsoft Corporation #<F5>                               367,070
    59,000   Unisys Corporation #<F5>                                  584,100
    19,800   NCR Corporation #<F5>                                     470,052
                                                                   -----------
                                                                     2,621,564
                                                                   -----------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT, AND RELATED SERVICES 0.63%
     9,600   Moody's Corporation                                       396,384
                                                                   -----------
             Total Services                                          3,599,894
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $66,085,027)                                   58,420,300
                                                                   -----------

             SHORT-TERM INVESTMENTS 7.60%

             MONEY MARKET FUNDS 7.60%
 4,778,748   Federated Prime Obligations
               Fund, 1.37%                                           4,778,748
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $4,778,748)                                     4,778,748
                                                                   -----------
             TOTAL INVESTMENTS 100.49%
               (COST $70,863,775)                                   63,199,048
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (0.49%)                                         (304,587)
                                                                   -----------
             NET ASSETS 100%                                       $62,894,461
                                                                   -----------
                                                                   -----------

#<F5>  Non-income producing security.

                       See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCK 93.35%

             MANUFACTURING 26.33%

             CHEMICALS AND ALLIED PRODUCTS 6.03%
     5,350   Andrx Corp #<F6>                                      $    78,484
    17,650   Axcan Pharma Inc. #<F6>                                   207,740
     5,450   Genentech, Inc. #<F6>                                     180,722
     9,950   Gilead Sciences, Inc. #<F6>                               338,300
    28,325   Large Scale Biology Corp. #<F6>                            22,660
     3,750   MedImmune, Inc. #<F6>                                     101,887
     2,750   Vertex Pharmaceuticals Incorporated #<F6>                  43,587
                                                                   -----------
                                                                       973,380
                                                                   -----------

             STONE, CLAY, GLASS, AND
               CONCRETE PRODUCTS 1.04%
     5,325   Gentex Corporation #<F6>                                  168,483
                                                                   -----------

             PRIMARY METAL INDUSTRIES 1.09%
     7,850   Matthews International Corporation                        175,298
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 13.33%
     6,400   Altera Corporation #<F6>                                   78,912
    12,100   Applied Micro Circuits Corporation #<F6>                   44,649
     5,890   CIENA Corporation #<F6>                                    30,275
     9,050   Comverse Technology, Inc. #<F6>                            90,681
     5,686   Harris Corporation                                        149,542
     4,054   Intersil Corporation #<F6>                                 56,513
    14,900   Maxim Integrated Products, Inc.                           492,296
     8,087   Microchip Technology Incorporated                         197,727
     9,900   Network Appliance, Inc. #<F6>                              99,000
     2,200   Novellus Systems, Inc. #<F6>                               61,776
     9,600   OSI Systems, Inc. #<F6>                                   163,008
     7,000   Research In Motion Limited #<F6>                           91,840
     5,625   Semtech Corporation #<F6>                                  61,425
     6,650   Silicon Laboratories Inc. #<F6>                           126,882
    19,800   Xilinx, Inc. #<F6>                                        407,880
                                                                   -----------
                                                                     2,152,406
                                                                   -----------

             MEASURING, ANALYZING, AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 4.84%
     5,975   Biosite Incorporated #<F6>                                203,270
    47,625   CardioDynamics
               International Corporation #<F6>                         146,209
    11,525   Integra LifeSciences Holdings #<F6>                       203,416
     7,500   ResMed Inc. #<F6>                                         229,275
                                                                   -----------
                                                                       782,170
                                                                   -----------
             Total Manufacturing                                     4,251,737
                                                                   -----------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS, AND SANITARY SERVICES 16.12%

             TRANSPORTATION BY AIR 0.72%
     9,675   Atlantic Coast Airlines
               Holdings, Inc. #<F6>                                    116,390
                                                                   -----------

             TRANSPORTATION SERVICES 1.92%
     3,575   C.H. Robinson Worldwide, Inc.                             111,540
       211   Expedia, Inc. - Warrant #<F6>                               7,558
     2,850   Expedia, Inc. - Class A #<F6>                             190,751
                                                                   -----------
                                                                       309,849
                                                                   -----------

             COMMUNICATIONS 12.50%
     7,205   Cablevision Systems
               New York Group #<F6>                                    120,612
     4,500   Clear Channel Communications, Inc. #<F6>                  167,805
     7,450   Cox Radio, Inc. #<F6>                                     169,934
    16,500   EchoStar Communications
               Corporation #<F6>                                       367,290
     6,400   Emmis Communications Corporation #<F6>                    133,312
    16,950   Entravision Communications
               Corporation #<F6>                                       169,161
     6,175   Global Payments Inc.                                      197,662
     5,650   Hispanic Broadcasting Corporation #<F6>                   116,108
    21,700   Mediacom Communications
               Corporation #<F6>                                       191,177
    20,900   Sprint Corp (PCS Group) #<F6>                              91,542
    12,000   Univision Communications Inc. #<F6>                       294,000
                                                                   -----------
                                                                     2,018,603
                                                                   -----------

             ELECTRIC, GAS, AND SANITARY SERVICES 0.98%
     4,875   Stericycle, Inc. #<F6>                                    157,848
                                                                   -----------
             Total Transportation, Communications,
               Electric, Gas, and Sanitary Services                  2,602,690
                                                                   -----------

             WHOLESALE TRADE 3.75%

             WHOLESALE TRADE-DURABLE GOODS 0.85%
     6,550   Knight Transportation, Inc. #<F6>                         137,550
                                                                   -----------

             WHOLESALE TRADE-NON-DURABLE GOODS 2.90%
    15,775   Airgas, Inc. #<F6>                                        272,119
    24,775   Daisytek International Corporation #<F6>                  196,466
                                                                   -----------
                                                                       468,585
                                                                   -----------
             Total Wholesale Trade                                     606,135
                                                                   -----------

             RETAIL TRADE 14.56%

             BUILDING MATERIALS, HARDWARE, GARDEN
               SUPPLY, AND MOBILE HOME DEALERS 1.32%
     5,700   Fastenal Company                                          213,123
                                                                   -----------

             GENERAL MERCHANDISE STORES 1.35%
     8,500   Fred's, Inc.                                              218,450
                                                                   -----------

             FOOD STORES 1.02%
     3,125   Whole Foods Market, Inc. #<F6>                            164,781
                                                                   -----------

             HOME FURNITURE, FURNISHINGS,
               AND EQUIPMENT STORES 4.50%
    12,850   Bed Bath & Beyond Inc. #<F6>                              443,710
    10,425   Williams-Sonoma, Inc. #<F6>                               283,039
                                                                   -----------
                                                                       726,749
                                                                   -----------

             MISCELLANEOUS RETAIL 6.37%
     8,500   Amazon.com, Inc. #<F6>                                    160,565
    10,550   eBay Inc. #<F6>                                           715,501
     4,900   Michaels Stores, Inc. #<F6>                               153,370
                                                                   -----------
                                                                     1,029,436
                                                                   -----------
             Total Retail Trade                                      2,352,539
                                                                   -----------

             FINANCE, INSURANCE,
               AND REAL ESTATE 4.43%

             DEPOSITORY INSTITUTIONS 2.60%
     8,950   Boston Private Financial Holdings, Inc.177,747
     9,825   Euronet Worldwide, Inc. #<F6>                              73,786
     6,125   Investors Financial Services Corp.                        167,764
                                                                   -----------
                                                                       419,297
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES, AND SERVICES 1.59%
     4,200   SEI Investments Company                                   114,156
     5,250   T. Rowe Price Group Inc.                                  143,220
                                                                   -----------
                                                                       257,376
                                                                   -----------

             INSURANCE CARRIERS 0.24%
     1,050   Cincinnati Financial Corporation                           39,428
                                                                   -----------
             Total Finance, Insurance,
               and Real Estate                                         716,101
                                                                   -----------

             SERVICES 28.16%

             PERSONAL SERVICES 2.70%
    11,600   FirstService Corporation #<F6>                            186,528
     9,425   Regis Corporation                                         244,956
       100   Weight Watchers International, Inc. #<F6>                   4,597
                                                                   -----------
                                                                       436,081
                                                                   -----------

             BUSINESS SERVICES 14.95%
     8,350   Activision, Inc. #<F6>                                    121,826
     7,950   Agile Software Corporation #<F6>                           61,533
     7,200   The BISYS Group, Inc. #<F6>                               114,480
     7,600   CheckFree Corp. #<F6>                                     121,608
     1,650   Hotels.com #<F6>                                           90,140
     6,637   Iron Mountain Incorporated #<F6>                          219,087
    18,000   Juniper Networks, Inc. #<F6>                              122,400
    22,000   OPNET Technologies, Inc. #<F6>                            177,782
    11,150   Overture Services, Inc. #<F6>                             304,506
     5,350   Rational Software Corporation #<F6>                        55,586
     3,450   Robert Half International Inc. #<F6>                       55,579
     3,875   Ryanair Holdings PLC #<F6>                                151,745
    20,000   Siebel Systems, Inc. #<F6>                                149,600
    26,057   SkillSoft PLC #<F6>                                        71,657
     9,675   StarTek, Inc. #<F6>                                       267,030
     2,900   Symantec Corporation #<F6>                                117,479
    13,000   Yahoo! Inc. #<F6>                                         212,550
                                                                   -----------
                                                                     2,414,588
                                                                   -----------

             AMUSEMENT AND
               RECREATION SERVICES 4.27%
     7,975   Speedway Motorsports, Inc.                                205,596
    12,950   Westwood One, Inc. #<F6>                                  483,812
                                                                   -----------
                                                                       689,408
                                                                   -----------

             HEALTH SERVICES 0.83%
     2,800   Express Scripts, Inc. #<F6>                               134,512
                                                                   -----------

             LEGAL SERVICES 0.90%
     5,525   Pre-Paid Legal Services, Inc. #<F6>                       144,755
                                                                   -----------

             EDUCATIONAL SERVICES 1.70%
     3,625   Education Management Corporation #<F6>                    136,300
    27,775   The Princeton Review, Inc. #<F6>                          137,486
                                                                   -----------
                                                                       273,786
                                                                   -----------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT, AND RELATED SERVICES 2.81%
    11,825   Kroll Inc. #<F6>                                          225,621
     8,200   Paychex, Inc.                                             228,780
                                                                   -----------
                                                                       454,401
                                                                   -----------
             Total Services                                          4,547,531
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $17,000,668)                                   15,076,733
                                                                   -----------

             SHORT-TERM INVESTMENTS 7.96%

             MONEY MARKET FUNDS 7.96%
 1,285,886   Federated Prime Obligations
               Fund, 1.37%                                           1,285,886
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,285,886)                                     1,285,886
                                                                   -----------
             TOTAL INVESTMENTS 101.31%
               (COST $18,286,554)                                   16,362,619
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (1.31%)                                         (211,446)
                                                                   -----------
             NET ASSETS 100%                                       $16,151,173
                                                                   -----------
                                                                   -----------

#<F6>  Non-income producing security.

                       See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCK 94.17%

             MINING 0.96%

             COAL MINING 0.27%
     2,400   CONSOL Energy Inc.                                    $    41,472
                                                                   -----------

             OIL AND GAS EXTRACTION 0.69%
     3,800   Forest Oil Corporation #<F7>                              105,070
                                                                   -----------
             Total Mining                                              146,542
                                                                   -----------

             MANUFACTURING 32.35%

             FOOD AND KINDRED PRODUCTS 1.09%
     7,150   McCormick & Company, Incorporated                         165,880
                                                                   -----------

             APPAREL AND OTHER FINISHED
               PRODUCTS MADE FROM FABRICS
               AND SIMILAR MATERIALS 0.51%
    11,200   Tommy Hilfiger Corporation #<F7>                           77,840
                                                                   -----------

             FURNITURE AND FIXTURES 2.83%
     6,200   Herman Miller, Inc.                                       114,080
     1,600   Hillenbrand Industries, Inc.                               77,296
     6,400   Leggett & Platt, Incorporated                             143,616
     8,700   Steelcase Inc.                                             95,352
                                                                   -----------
                                                                       430,344
                                                                   -----------

             PAPER AND ALLIED PRODUCTS 1.49%
     2,600   Bowater Incorporated                                      109,070
     6,400   Packaging Corp of America #<F7>                           116,736
                                                                   -----------
                                                                       225,806
                                                                   -----------

             PRINTING, PUBLISHING, AND
               ALLIED INDUSTRIES 4.94%
     5,100   Harte-Hanks, Inc.                                          95,217
     6,525   Lee Enterprises, Incorporated                             218,718
     3,215   The McClatchy Company                                     182,387
     3,800   Tribune Company                                           172,748
     2,800   Valassis Communications, Inc. #<F7>                        82,404
                                                                   -----------
                                                                       751,474
                                                                   -----------

             CHEMICALS AND ALLIED PRODUCTS 4.58%
     5,200   Agrium Inc.                                                58,812
     1,600   Avery Dennison Corporation                                 97,728
     4,100   The Clorox Company                                        169,125
     8,400   The Dial Corporation                                      171,108
     7,000   Georgia Gulf Corporation                                  161,980
     1,200   Invitrogen Corporation #<F7>                               37,548
                                                                   -----------
                                                                       696,301
                                                                   -----------

             RUBBER AND MISCELLANEOUS
               PLASTICS PRODUCTS 0.78%
    12,100   Royal Group Technologies Limited #<F7>                    117,733
                                                                   -----------

             PRIMARY METAL INDUSTRIES 0.37%
     2,500   Matthews International Corporation                         55,827
                                                                   -----------

             FABRICATED METAL PRODUCTS, EXCEPT
               MACHINERY AND TRANSPORTATION
               EQUIPMENT 1.14%
     3,725   Fortune Brands, Inc.                                      173,250
                                                                   -----------

             INDUSTRIAL AND COMMERCIAL MACHINERY
               AND COMPUTER EQUIPMENT 4.21%
     4,025   The Black & Decker Corporation                            172,632
     4,425   IDEX Corporation                                          144,697
     2,600   Kennametal Inc.                                            89,648
     4,375   Pitney Bowes Inc.                                         142,887
     2,400   SPX Corporation #<F6>                                      89,880
                                                                   -----------
                                                                       639,744
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 4.97%
     2,300   AMETEK, Inc.                                               88,527
     9,000   Andrew Corporation #<F6>                                   92,520
     5,700   Energizer Holdings, Inc. #<F6>                            159,030
    28,600   Gemstar-TV Guide
               International, Inc. #<F6>                                92,950
     2,900   Integrated Device Technology, Inc. #<F6>                   24,273
     2,600   L-3 Communications
               Holdings, Inc. #<F6>                                    116,766
     5,200   Polycom, Inc. #<F6>                                        49,504
     4,300   Rockwell Collins, Inc.                                    100,018
     1,900   Thomas & Betts Corporation #<F6>                           32,110
                                                                   -----------
                                                                       755,698
                                                                   -----------

             MEASURING, ANALYZING, AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 4.39%
     3,100   C.R. Bard, Inc.                                           179,800
     2,400   DENTSPLY International Inc.                                89,280
     4,900   Invacare Corporation                                      163,170
       800   Millipore Corporation #<F6>                                27,200
    13,950   Sybron Dental Specialties, Inc. #<F6>                     207,158
                                                                   -----------
                                                                       666,608
                                                                   -----------

             MISCELLANEOUS MANUFACTURING
               INDUSTRIES 1.05%
    13,875   Hasbro, Inc.                                              160,256
                                                                   -----------
             Total Manufacturing                                     4,916,761
                                                                   -----------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS, AND SANITARY SERVICES 8.37%

             MOTOR FREIGHT TRANSPORTATION
               AND WAREHOUSING 1.05%
     4,800   CNF Inc.                                                  159,552
                                                                   -----------

             COMMUNICATIONS 4.35%
     6,300   AirGate PCS, Inc. #<F7>                                     3,906
     4,100   Anixter International Inc. #<F7>                           95,325
    10,455   Cablevision Systems
               New York Group #<F7>                                    175,017
     6,950   CenturyTel, Inc.                                          204,191
     3,100   Emmis Communications Corporation #<F7>                     64,573
    13,400   Mediacom Communications
               Corporation #<F7>                                       118,054
                                                                   -----------
                                                                       661,066
                                                                   -----------

             ELECTRIC, GAS, AND SANITARY SERVICES 2.97%
     3,000   Peoples Energy Corporation                                115,950
     7,800   PG&E Corporation #<F7>                                    108,420
     4,100   PPL Corporation                                           142,188
     3,400   Wisconsin Energy Corporation                               85,680
                                                                   -----------
                                                                       452,238
                                                                   -----------
             Total Transportation, Communications,
               Electric, Gas, and Sanitary Services                  1,272,856
                                                                   -----------

             WHOLESALE TRADE 1.98%

             WHOLESALE TRADE-DURABLE GOODS 1.98%
     7,200   Apogent Technologies Inc. #<F7>                           149,760
    21,100   IKON Office Solutions, Inc.                               150,865
                                                                   -----------
                                                                       300,625
                                                                   -----------
             Total Wholesale Trade                                     300,625
                                                                   -----------

             RETAIL TRADE 9.31%

             GENERAL MERCHANDISE STORES 1.07%
     5,325   The Neiman Marcus Group, Inc. #<F7>                       161,827
                                                                   -----------

             AUTOMOTIVE DEALERS AND
               GASOLINE SERVICE STATIONS 0.51%
     6,200   AutoNation, Inc. #<F7>                                     77,872
                                                                   -----------

             APPAREL AND ACCESSORY STORES 0.80%
     4,400   The Talbots, Inc.                                         121,132
                                                                   -----------

             EATING AND DRINKING PLACES 4.34%
     4,300   AFC Enterprises, Inc. #<F7>                                90,343
    10,600   ARAMARK Corporation #<F7>                                 249,100
     4,100   Outback Steakhouse, Inc.                                  141,204
     7,400   Yum! Brands, Inc. #<F7>                                   179,228
                                                                   -----------
                                                                       659,875
                                                                   -----------

             MISCELLANEOUS RETAIL 2.59%
     6,100   Dollar Tree Stores, Inc. #<F7>                            149,877
     7,800   Office Depot, Inc. #<F7>                                  115,128
    12,900   Toys "R" Us, Inc. #<F7>                                   129,000
                                                                   -----------
                                                                       394,005
                                                                   -----------
             Total Retail Trade                                      1,414,711
                                                                   -----------

             FINANCE, INSURANCE,
               AND REAL ESTATE 21.46%

             DEPOSITORY INSTITUTIONS 4.61%
     7,900   Huntington Bancshares Incorporated                        147,809
     7,600   North Fork Bancorporation, Inc.                           256,424
     3,300   Northern Trust Corporation                                115,665
     5,100   Sovereign Bancorp, Inc.                                    71,655
     2,500   TCF Financial Corporation                                 109,225
                                                                   -----------
                                                                       700,778
                                                                   -----------

             NON-DEPOSITORY CREDIT INSTITUTIONS 0.24%
     1,950   MBNA Corporation                                           37,089
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES, AND SERVICES 3.22%
     1,600   The Bear Stearns Companies Inc.                            95,040
     4,200   Federated Investors, Inc.                                 106,554
     3,800   Franklin Resources, Inc.                                  129,504
     2,600   Janus Capital Group Inc. #<F7>                             33,982
     4,575   T. Rowe Price Group Inc.                                  124,806
                                                                   -----------
                                                                       489,886
                                                                   -----------

             INSURANCE CARRIERS 9.26%
     8,600   Allmerica Financial Corporation #<F7>                      86,860
     4,900   Everest Re Group, Ltd.                                    270,970
     6,100   HCC Insurance Holdings, Inc.                              150,060
     6,550   Horace Mann Educators Corporation                         100,411
       730   Markel Corporation #<F7>                                  150,015
     4,600   MBIA Inc.                                                 201,756
     6,200   Oxford Health Plans, Inc. #<F7>                           225,990
     2,875   XL Capital Ltd.                                           222,094
                                                                   -----------
                                                                     1,408,156
                                                                   -----------

             INSURANCE AGENTS, BROKERS,
               AND SERVICE 1.23%
     6,500   Willis Group Holdings Limited #<F7>                       186,355
                                                                   -----------

             HOLDING AND OTHER
               INVESTMENT OFFICES 2.90%
     7,300   iStar Financial Inc.                                      204,765
     7,425   The Rouse Company                                         235,373
                                                                   -----------
                                                                       440,138
                                                                   -----------
             Total Finance, Insurance,
               and Real Estate                                       3,262,402
                                                                   -----------

             SERVICES 19.74%

             HOTELS, ROOMING HOUSES, CAMPS,
               AND OTHER LODGING PLACES 0.81%
     8,300   Extended Stay America, Inc. #<F7>                         122,425
                                                                   -----------

             PERSONAL SERVICES 0.67%
     2,550   H&R Block, Inc.                                           102,510
                                                                   -----------

             BUSINESS SERVICES 13.24%
     4,200   ADVO, Inc.                                                137,886
     3,900   Brady Corporation                                         130,065
    10,675   Cendant Corporation #<F7>                                 111,874
     6,400   Ceridian Corporation #<F7>                                 92,288
     8,375   Certegy Inc. #<F7>                                        205,606
     5,775   The Dun & Bradstreet Corporation #<F7>                    199,180
     6,750   Equifax Inc.                                              156,195
       225   Grey Global Group Inc.                                    137,497
    10,400   IMS Health Incorporated                                   166,400
     7,110   The Interpublic Group
               of Companies, Inc.                                      100,109
     5,000   Manpower Inc.                                             159,500
    10,200   Sotheby's Holdings, Inc. #<F7>                             91,800
     6,250   Sungard Data Systems Inc. #<F7>                           147,250
     7,900   Viad Corp                                                 176,565
                                                                   -----------
                                                                     2,012,215
                                                                   -----------

             MOTION PICTURES 0.57%
     6,700   Metro-Goldwyn-Mayer Inc. #<F7>                             87,100
                                                                   -----------

             HEALTH SERVICES 1.80%
     7,600   Caremark Rx, Inc. #<F7>                                   123,500
     5,900   Edwards Lifesciences Corporation #<F7>                    150,273
                                                                   -----------
                                                                       273,773
                                                                   -----------

             EDUCATIONAL SERVICES 0.25%
     2,250   DeVry, Inc. #<F7>                                          37,373
                                                                   -----------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT, AND RELATED SERVICES 2.40%
     4,800   Accenture Ltd. #<F7>                                       86,352
    18,200   BearingPoint, Inc. #<F7>                                  125,580
    13,800   The ServiceMaster Company                                 153,180
                                                                   -----------
                                                                       365,112
                                                                   -----------
             Total Service                                           3,000,508
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $15,151,430)                                   14,314,405
                                                                   -----------

             SHORT-TERM INVESTMENTS 8.27%

             MONEY MARKET FUNDS 8.27%
 1,256,945   Federated Prime Obligations
               Fund, 1.37%                                           1,256,945
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,256,945)                                     1,256,945
                                                                   -----------
             TOTAL INVESTMENTS 102.44%
               (COST $16,408,375)                                   15,571,350
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (2.44%)                                         (370,926)
                                                                   -----------
             NET ASSETS 100%                                       $15,200,424
                                                                   -----------
                                                                   -----------

#<F7>  Non-income producing security.

                       See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCK 81.45%*<F8>

             BRAZIL 0.60%
    12,500   Companhia Vale do Rio
               Doce (CVRD) #<F9>                                   $   361,375
                                                                   -----------

             BRITAIN 23.35%
    45,636   Amvescap PLC                                              575,014
    31,400   Anglo American PLC                                        458,440
    51,200   AstraZeneca PLC                                         1,796,608
    23,700   BP PLC                                                    963,405
    45,700   Cadbury Schweppes PLC                                   1,170,377
    26,800   Diageo PLC                                              1,173,840
     6,100   Galen Holdings PLC                                        196,969
    33,000   GlaxoSmithKline PLC                                     1,236,180
    22,100   HSBC Holdings PLC                                       1,215,058
    28,700   HBOS PLC #<F9>                                            907,907
    74,000   Pearson PLC                                               691,900
     3,500   Six Continents PLC                                         28,000
    65,400   Tesco PLC                                                 612,772
    31,800   Unilever PLC                                            1,216,350
    68,200   Vodafone Group PLC                                      1,235,784
    29,000   Royal Bank of Scotland
               Group PLC                                               694,840
                                                                   -----------
                                                                    14,173,444
                                                                   -----------

             CHINA 0.50%
    17,400   China Telecom
               Corporation Limited #<F9>                               300,672
                                                                   -----------

             DENMARK 1.02%
    37,400   Danske Bank A/S                                           618,196
                                                                   -----------

             FINLAND 4.07%
   122,703   Nokia Oyj                                               1,901,897
    17,200   UPM-Kymmene Oyj                                           566,052
                                                                   -----------
                                                                     2,467,949
                                                                   -----------

             FRANCE 11.67%
    15,600   Aventis SA                                                845,364
    75,800   Axa                                                     1,019,510
    50,000   BNP Paribas SA #<F9>                                    1,018,645
    23,000   Groupe Danone                                             614,100
    89,000   Societe Generale                                        1,036,645
    37,000   Thomson #<F9>                                             625,300
    26,894   Total Fina Elf SA                                       1,922,921
                                                                   -----------
                                                                     7,082,485
                                                                   -----------

             GERMANY 0.87%
    12,500   Siemens AG                                                526,625
                                                                   -----------

             HONG KONG 3.95%
    10,800   CNOOC Limited #<F9>                                       281,340
    57,000   Hang Seng Bank Limited                                    606,662
    28,600   Hutchison Whampoa Limited                                 894,854
   161,000   Swire Pacific Limited                                     615,229
                                                                   -----------
                                                                     2,398,085
                                                                   -----------

             INDIA 0.72%
     6,300   Infosys Technologies Limited                              438,165
                                                                   -----------

             ISRAEL 0.53%
     8,400   Teva Pharmaceutical Industries Ltd.                       324,324
                                                                   -----------

             ITALY 1.93%
    11,800   Eni SPA                                                   926,182
    19,000   Sanpaolo IMI SPA                                          244,150
                                                                   -----------
                                                                     1,170,332
                                                                   -----------

             JAPAN 15.61%
    45,368   Canon Inc.                                              1,671,811
    39,565   Eisai Co., Ltd.                                           888,519
    19,000   Fuji Photo Film Co., Ltd.                                 609,330
    30,754   Honda Motor Co., Ltd.                                     555,417
     4,100   Kao Corporation                                           900,016
    12,000   Konica Corporation                                        870,649
    63,000   Mitsubishi Corporation                                    769,784
    70,000   Nissan Motor Co.,  Ltd.                                 1,076,600
     2,200   Nitto Denko Corporation                                   626,611
    38,000   Olympus Optical Co., Ltd.                                 619,297
    29,000   Seven-Eleven Japan Co., Ltd.                              884,639
                                                                   -----------
                                                                     9,472,673
                                                                   -----------

             NETHERLANDS 4.08%
    26,200   ABN AMRO Holding NV                                       423,916
    46,639   Royal Dutch Petroleum Company                           2,053,049
                                                                   -----------
                                                                     2,476,965
                                                                   -----------

             PERU 0.63%
    14,400   Compania de Minas
               Buenaventura SAU                                        380,016
                                                                   -----------

             RUSSIA 0.60%
     2,600   YUKOS #<F9>                                               366,417
                                                                   -----------

             SOUTH KOREA 1.20%
    10,194   Kookmin Bank #<F9>                                        360,358
    17,300   SK Telecom Co., Ltd. #<F9>                                369,355
                                                                   -----------
                                                                       729,713
                                                                   -----------

             SPAIN 1.67%
    89,800   Endesa, SA                                              1,014,740
                                                                   -----------

             SWEDEN 1.13%
    35,100   Atlas Copco AB                                            684,812
         1   TeliaSonera AB #<F9>                                           17
                                                                   -----------
                                                                       684,829
                                                                   -----------

             SWITZERLAND 6.60%
    58,500   Adecco SA                                                 558,090
    16,500   Compagnie Financiere Richemont AG                         307,879
    33,200   Credit Suisse Group                                       706,496
    23,700   Nestle SA                                               1,255,541
    32,100   Novartis AG                                             1,179,033
                                                                   -----------
                                                                     4,007,039
                                                                   -----------

             TAIWAN 0.72%
    62,400   Taiwan Semiconductor
               Manufacturing Company Ltd. #<F9>                        439,920
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $51,149,248)                                   49,433,964
                                                                   -----------

             SHORT-TERM INVESTMENTS 8.26%

             MONEY MARKET FUNDS 8.26%
 5,011,290   Federated Prime Obligations
               Fund, 1.37%                                           5,011,290
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $5,011,290)                                     5,011,290
                                                                   -----------
             TOTAL INVESTMENTS 89.71%
               (COST $56,160,538)                                   54,445,254
                                                                   -----------
             OTHER ASSETS,
               LESS LIABILITIES 10.29%                               6,246,856
                                                                   -----------
             NET ASSETS 100%                                       $60,692,110
                                                                   -----------
                                                                   -----------

 *<F8> All common stocks listed are American Depository Receipts (ADRs). #<F9> Non-income producing security.

                       See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                             -----
             REAL ESTATE INVESTMENT
               TRUSTS 95.49%

             COMMON STOCK 90.10%

             APARTMENTS 24.27%
    11,180   Apartment Investment &
               Management Company                                  $   419,026
    31,115   Archstone-Smith Trust                                     732,447
     9,680   AvalonBay Communities, Inc.                               378,875
     5,820   BRE Properties, Inc.                                      181,584
     7,310   Camden Property Trust                                     241,230
    34,640   Equity Residential                                        851,451
     4,430   Essex Property Trust, Inc.                                225,265
     2,460   Gables Residential Trust                                   61,328
     9,860   Home Properties of New York, Inc.                         339,677
    25,160   United Dominion Realty Trust, Inc.                        411,618
                                                                   -----------
                                                                     3,842,501
                                                                   -----------

             DIVERSIFIED 9.97%
     3,620   Colonial Properties Trust                                 122,863
     8,820   Duke Realty Corporation                                   224,469
    11,420   Liberty Property Trust                                    364,755
    21,200   Vornado Realty Trust                                      788,640
     3,010   Washington Real Estate
               Investment Trust                                         76,755
                                                                   -----------
                                                                     1,577,482
                                                                   -----------

             OFFICE PROPERTY 19.12%
     4,560   Alexandria Real
               Estate Equities, Inc.                                   194,256
    12,990   Arden Realty, Inc.                                        287,729
    14,140   Boston Properties, Inc.                                   521,200
     7,140   Brandywine Realty Trust                                   155,723
    10,700   CarrAmerica Realty Corporation                            268,035
     6,420   Cousins Properties, Inc.                                  158,574
     7,830   Crescent Real Estate
               Equities Company                                        130,291
    12,610   Equity Office Properties Trust                            314,998
     6,800   Glenborough Realty
               Trust Incorporated                                      121,176
     1,640   Kilroy Realty Corporation                                  37,802
     7,180   Mack-Cali Realty Corporation                              217,554
     6,800   Prentiss Properties Trust                                 192,304
     8,330   Reckson Associates
               Realty Corporation                                      175,346
     7,960   SL Green Realty Corp.                                     251,536
                                                                   -----------
                                                                     3,026,524
                                                                   -----------

             REGIONAL MALLS 17.60%
     6,140   CBL & Associates Properties, Inc.                         245,907
     9,540   General Growth Properties, Inc.                           496,080
    18,540   The Macerich Company                                      570,105
    11,790   The Rouse Company                                         373,743
    32,310   Simon Property Group, Inc.                              1,100,802
                                                                   -----------
                                                                     2,786,637
                                                                   -----------

             SHOPPING CENTERS 9.63%
     5,950   Developers Diversified
               Realty Corporation                                      130,841
     6,590   Federal Realty Investment Trust                           185,311
     4,770   Kimco Realty Corporation                                  146,153
     7,830   New Plan Excel Realty Trust                               149,475
    13,310   Pan Pacific Retail Properties, Inc.                       486,214
     8,520   Regency Centers Corporation                               276,048
     4,060   Weingarten Realty Investors                               149,652
                                                                   -----------
                                                                     1,523,694
                                                                   -----------

             WAREHOUSE/INDUSTRIAL 9.51%
    18,200   AMB Property Corporation                                  497,952
     3,310   Centerpoint Properties Corporation                        189,166
     2,650   PS Business Parks, Inc.                                    84,270
    29,170   ProLogis                                                  733,626
                                                                   -----------
                                                                     1,505,014
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $14,066,107)                                   14,261,852
                                                                   -----------

             PREFERRED STOCK 5.39%

             OFFICE PROPERTY 4.46%
    27,600   Equity Office Properties Trust 7.75%                      706,284
                                                                   -----------

             REGIONAL MALLS 0.93%
     5,700   The Mills Corp. 9.00%                                     146,419
                                                                   -----------
             TOTAL PREFERRED STOCK
               (COST $831,642)                                         852,703
                                                                   -----------

             SHORT-TERM INVESTMENTS 3.87%

             MONEY MARKET FUNDS 3.87%
   612,366   Federated Prime Obligations
               Fund, 1.37%                                             612,366
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $612,366)                                         612,366
                                                                   -----------
             TOTAL INVESTMENTS 99.36%
               (COST $15,510,115)                                   15,726,921
                                                                   -----------
             OTHER ASSETS, LESS
               LIABILITIES 0.64%                                       102,057
                                                                   -----------
             NET ASSETS                                            $15,828,978
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
---------                                                             ------
             MUNICIPAL BONDS 92.26%

             ALABAMA   1.92%
  $125,000   Alabama State Public School
               & College Authority,
               5.00%, 02-01-2012                                   $   136,791
   195,000   Birmingham, Alabama,
               5.00%, 04-01-2008                                       217,056
                                                                   -----------
                                                                       353,847
                                                                   -----------

             ARIZONA 0.82%
   135,000   Maricopa County Arizona School
               District No. 3 Tempe Elementary,
               5.00%, 07-01-2012                                       150,304
                                                                   -----------

             CONNECTICUT 2.62%
   425,000   Connecticut State,
               5.25%, 06-15-2009                                       482,222
                                                                   -----------

             DISTRICT OF COLUMBIA 1.84%
   100,000   District of Columbia,
               5.50%, 06-01-2007                                       112,565
   200,000   District of Columbia,
               5.50%, 06-01-2009                                       226,682
                                                                   -----------
                                                                       339,247
                                                                   -----------

             FLORIDA 3.64%
   300,000   Broward County, Florida,
               5.00%, 01-01-2008                                       332,577
   100,000   Dade County Florida Water
               & Sewer Systems,
               6.25%, 10-01-2007                                       117,134
   100,000   Jacksonville Florida Excise Taxes,
               5.65%, 10-01-2005                                       110,400
   100,000   Mary Esther Florida Water
               & Sewer, 4.95%, 01-01-2007                              110,440
                                                                   -----------
                                                                       670,551
                                                                   -----------

             GEORGIA 3.07%
   500,000   Atlanta Georgia Water & Wastewater,
               5.00%, 11-01-2038                                       565,310
                                                                   -----------

             HAWAII 0.64%
   100,000   Honolulu, Hawaii City & County,
               6.00%, 01-01-2009                                       117,103
                                                                   -----------

             ILLINOIS 9.86%
   500,000   Chicago, Illinois Neighborhoods
               Alive, 5.00%, 01-01-2010                                551,660
   500,000   Chicago, Illinois Wastewater
               Transmission, 5.50%, 01-01-2010                         567,130
   100,000   Chicago, Illinois Wastewater
               Transmission, 5.375%, 01-01-2013                        113,788
   100,000   Du Page & Cook Counties
               Community School District No. 205,
               4.375%, 01-01-2009                                      107,426
   100,000   Illinois State, 5.25%, 08-01-2012                         111,993
   100,000   Illinois State Sales Tax,
               5.375%, 06-15-2007                                      112,731
   220,000   Illinois State Sales Tax,
               5.50%, 06-15-2009                                       251,579
                                                                   -----------
                                                                     1,816,307
                                                                   -----------

             INDIANA 2.39%
   200,000   Purdue University Indiana,
               4.25%, 07-01-2008                                       213,708
   200,000   Sunman Dearborn Indiana
               Intermediate School Building Corp,
               5.375%, 07-15-2012                                      226,158
                                                                   -----------
                                                                       439,866
                                                                   -----------

             IOWA 2.64%
   480,000   Polk County, Iowa,
               4.00%, 06-01-2012                                       486,149
                                                                   -----------

             MARYLAND 2.33%
    75,000   Maryland State, 5.50%, 03-01-2013                          86,956
   305,000   Maryland State Department of
               Transportation, County
               Transportation, 5.25%, 02-01-2008                       342,689
                                                                   -----------
                                                                       429,645
                                                                   -----------

             MASSACHUSETTS 1.38%
    95,000   Massachusetts Bay Transportation
               Authority, 5.50%, 03-01-2012                            108,884
   120,000   Massachusetts State Water Resources
               Authority, 6.25%, 12-01-2011                            144,745
                                                                   -----------
                                                                       253,629
                                                                   -----------

             MINNESOTA 4.15%
   400,000   Osseo Minnesota Independent
               School District No. 279,
               5.00%, 02-01-2013                                       439,744
   295,000   Prior Lake Minnesota Independent
               School District No. 719,
               4.75%, 02-01-2010                                       323,718
                                                                   -----------
                                                                       763,462
                                                                   -----------

             MISSISSIPPI 2.96%
   500,000   Mississippi State,
               5.00%, 10-01-2005                                       544,195
                                                                   -----------

             MISSOURI 1.80%
   300,000   Kansas City Missouri
               Municipal Assistance Corp,
               5.00%, 03-01-2012                                       331,227
                                                                   -----------

             NEBRASKA 0.61%
   100,000   Omaha Nebraska Special Obligations,
               5.375%, 02-01-2013                                      113,024
                                                                   -----------

             NEVADA 0.84%
   135,000   Clark County Nevada School District,
               6.00%, 06-15-2007                                       155,157
                                                                   -----------

             NEW YORK 7.27%
   100,000   Metropolitan Transportation Authority,
               5.25%, 04-01-2009                                       111,329
   500,000   New York City Transit Authority,
               5.625%, 01-01-2012                                      566,605
   100,000   New York, New York,
               5.25%, 08-01-2011                                       111,136
   500,000   New York State Dormitory Authority,
               5.25%, 11-15-2023                                       549,595
                                                                   -----------
                                                                     1,338,665
                                                                   -----------

             NORTH CAROLINA 3.65%
   500,000   North Carolina Municipal Power
               Agency No. 1 Catawba Electric,
               5.25%, 01-01-2009                                       561,805
   100,000   North Carolina State,
               4.60%, 04-01-2008                                       110,037
                                                                   -----------
                                                                       671,842
                                                                   -----------

             OHIO 0.61%
   100,000   Bowling Green State University
               of Ohio, 5.00%, 06-01-2008                              111,701
                                                                   -----------

             OREGON 0.98%
   175,000   Oregon State Housing & Community
               Services Department,
               5.40%, 07-01-2005                                       180,730
                                                                   -----------

             PENNSYLVANIA 1.92%
   100,000   Pennsylvania Housing Finance
               Agency, 4.95%, 10-01-2004                               103,728
   125,000   Pennsylvania State,
               5.00%, 02-01-2009                                       139,584
   100,000   Philadelphia Pennsylvania Gas
               Works, 5.00%, 08-01-2010                                110,949
                                                                   -----------
                                                                       354,261
                                                                   -----------

             SOUTH CAROLINA   0.61%
   100,000   South Carolina State,
               5.50%, 04-01-2006                                       111,545
                                                                   -----------

             TENNESSEE 3.38%
   300,000   Memphis Tennessee,
               5.50%, 11-01-2010                                       344,478
   250,000   Knoxville Tennessee Water,
               5.00%, 03-01-2009                                       278,635
                                                                   -----------
                                                                       623,113
                                                                   -----------

             TEXAS 19.85%
   515,000   Denton, Texas Utility Systems,
               5.25%, 12-01-2013                                       575,682
   100,000   Flower Mound, Texas Waterworks
               and Sewer, 5.375%, 09-01-2006                           111,417
   145,000   Frisco Texas, 5.875%, 02-15-2010                          168,281
   165,000   Frisco Texas, 5.00%, 02-15-2012                           180,992
   750,000   Harris County Texas,
               5.25%, 10-01-2013                                       828,128
   150,000   Mansfield Texas, 5.50%, 02-15-2008                        169,835
   370,000   Marble Falls Texas Independent
               School District, 5.00%, 08-15-2015                      402,516
    80,000   San Antonio Texas Electric & Gas,
               5.50%, 02-01-2013                                        91,087
    70,000   San Antonio Texas Electric & Gas,
               5.50%, 02-01-2013                                        75,486
   200,000   Socorro Texas Independent School
               District, 5.375%, 08-15-2013                            223,870
   125,000   Spring Texas Independent School
               District, 5.88%, 08-15-2010                             145,672
   400,000   Texas State Public Finance
               Authorities, 5.50%, 10-01-2009                          457,936
   100,000   Texas State University Systems,
               5.25%, 03-15-2010                                       112,252
   100,000   University of Texas,
               5.25%, 08-15-2008                                       112,687
                                                                   -----------
                                                                     3,655,841
                                                                   -----------

             UTAH 0.61%
   100,000   Jordan Utah School District,
               5.125%, 06-15-2008                                      112,464
                                                                   -----------

             VIRGINIA 1.20%
   100,000   Newport News Virginia,
               5.50%, 05-01-2005                                       109,227
   100,000   Norfolk Virginia, 5.00%, 01-01-2009                       111,289
                                                                   -----------
                                                                       220,516
                                                                   -----------

             WASHINGTON 5.41%
   100,000   King County Washington,
               5.50%, 12-01-2010                                       114,443
   100,000   Seattle Washington,
               5.00%, 08-01-2012                                       109,524
   200,000   Seattle Washington,
               5.00%, 07-01-2013                                       218,298
   100,000   Snohomish County Washington,
               5.00%, 12-01-2006                                       110,771
   400,000   Washington State Motor Vehicle
               Fuel Tax, 5.00%, 01-01-2010                             442,904
                                                                   -----------
                                                                       995,940
                                                                   -----------

             WEST VIRGINIA 1.74%
   300,000   West Virginia Economic
               Development, 4.00%, 06-01-2007                          321,234
                                                                   -----------

             WISCONSIN 1.52%
   150,000   Wisconsin State, 5.00%, 05-01-2008                        166,825
   100,000   Wisconsin State, 5.50%, 05-01-2009                        113,981
                                                                   -----------
                                                                       280,806
                                                                   -----------
             TOTAL MUNICIPAL BONDS
               (COST $16,258,298)                                   16,989,903
                                                                   -----------

             SHORT-TERM INVESTMENTS 9.39%

             REVENUE BONDS 8.69%

             COLORADO 0.54%
   100,000   Denver Colorado City & County
               Multi Family Housing,
               3.27%, 12-01-2009                                       100,000
                                                                   -----------

             ILLINOIS 1.09%
   200,000   Illinois Health Facilities Authority,
               1.80%, 08-15-2032                                       200,000
                                                                   -----------

             IOWA 0.54%
   100,000   Iowa Higher Education Loan
               Authority, 1.80%, 11-01-2032                            100,000
                                                                   -----------

             KANSAS 1.63%
   200,000   Kansas State Development Finance
               Authority Lease, 1.85%, 12-01-2034                      200,000
   100,000   Olathe Kansas Health Facilities,
               1.85%, 09-01-2032                                       100,000
                                                                   -----------
                                                                       300,000
                                                                   -----------

             MINNESOTA 0.54%
   100,000   Cohasset Minnesota,
               1.80%, 06-01-2013                                       100,000
                                                                   -----------

             MISSOURI 3.27%
   600,000   Kansas City Industrial Development
               Authority, 1.80%, 04-01-2027                            600,000
                                                                   -----------

             WASHINGTON 0.54%
   100,000   Washington State Housing Finance
               Commission Nonprofit Housing,
               0.86%, 01-01-2027                                       100,000
                                                                   -----------

             WISCONSIN 0.54%
   100,000   Wisconsin State Health &
               Educational Facilities Authority,
               1.85%, 12-01-2015                                       100,000
                                                                   -----------
             TOTAL REVENUE BONDS
               (COST $1,600,000)                                     1,600,000
                                                                   -----------

NUMBER OF
  SHARES
---------
             MONEY MARKET FUNDS 0.70%
   129,629   First American Tax Free
               Obligations Fund, 1.1069%                               129,629
                                                                   -----------
             TOTAL MONEY MARKET FUNDS
               (COST $129,629)                                         129,629
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,729,629)                                     1,600,000
                                                                   -----------
             TOTAL INVESTMENTS 101.65%
               (COST $17,987,927)                                   18,719,532
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (1.65%)                                         (304,189)
                                                                   -----------
             NET ASSETS 100%                                       $18,415,343
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                             ------
             INVESTMENT COMPANIES 99.07%
 1,041,432   BlackRock Core Bond
               Total Return Portfolio                              $10,403,904
   253,653   FFTW International Fund                                 2,199,171
   932,206   PIMCO Total Return Fund II                              9,573,761
   308,640   Salomon Brothers Institutional
               Emerging Markets Debt Fund                            1,913,565
   309,698   Salomon Brothers Institutional
               High Yield Bond Fund                                  1,867,481
 2,861,457   Vanguard Total Bond
               Market Index Fund                                    29,701,919
   286,139   Western Asset High Yield Portfolio                      2,572,392
   931,172   Western Asset Core Portfolio                           10,587,423
                                                                   -----------
                                                                    68,819,616
                                                                   -----------
             TOTAL INVESTMENT COMPANIES
               (COST $67,620,419)                                   68,819,616
                                                                   -----------

             SHORT-TERM INVESTMENTS 1.55%

             MONEY MARKET FUNDS 1.55%
 1,076,829   Federated Prime
               Obligations Fund 1.37%                                1,076,829
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,076,829)                                     1,076,829
                                                                   -----------
             TOTAL INVESTMENTS 100.62%
               (COST $68,697,248)                                   69,896,445
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (0.62%)                                         (430,028)
                                                                   -----------
             NET ASSETS 100%                                       $69,466,417
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2002 (Unaudited)

                                                             LARGE CAP      LARGE CAP    SMALL/MID CAP    SMALL/MID CAP
                                                            GROWTH FUND     VALUE FUND    GROWTH FUND      VALUE FUND
                                                            -----------     ----------    -----------      ----------
ASSETS:
   Investments, at value (cost $70,825,401, $70,863,775,
     $18,286,554 and $16,408,375, respectively)             $59,449,130    $63,199,048    $16,362,619      $15,571,350
   Receivable for investment securities sold                    185,850             --             --           83,878
   Income receivable                                             36,538        126,641          2,732           15,494
   Receivable for fund shares sold                              378,555        380,734         98,213           99,713
   Other assets                                                  11,593         11,008          6,697            6,452
                                                            -----------    -----------    -----------      -----------
        Total Assets                                         60,061,666     63,717,431     16,470,261       15,776,887
                                                            -----------    -----------    -----------      -----------

LIABILITIES:
   Payable to Investment Advisor                                 81,854         83,370         12,526            5,447
   Payable to Custodian                                              --             --             --           32,277
   Payable for securities purchased                             654,778        584,490        248,049          478,840
   Payable for fund shares redeemed                              38,730         44,501         13,952           13,186
   Other accrued expenses                                       110,580        110,609         44,561           46,713
                                                            -----------    -----------    -----------      -----------
        Total Liabilities                                       885,942        822,970        319,088          576,463
                                                            -----------    -----------    -----------      -----------
NET ASSETS                                                  $59,175,724    $62,894,461    $16,151,173      $15,200,424
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

NET ASSETS CONSIST OF:
   Capital stock                                            $74,997,531    $75,604,255    $20,807,333      $16,917,158
   Unrealized depreciation on investments                   (11,376,271)    (7,664,727)    (1,923,935)        (837,025)
   Accumulated undistributed net realized loss               (4,445,536)    (5,045,067)    (2,732,225)        (879,709)
                                                            -----------    -----------    -----------      -----------
        Total Net Assets                                    $59,175,724    $62,894,461    $16,151,173      $15,200,424
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------
   Shares outstanding (unlimited shares
     of no par value authorized)                              9,058,169      8,130,226      2,516,331        1,695,957
   Net asset value, offering and
     redemption price per share                             $      6.53    $      7.74    $      6.42      $      8.96
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
December 31, 2002 (Unaudited)

                                                           INTERNATIONAL   REAL ESTATE     TAX-EXEMPT       CORE PLUS
                                                               EQUITY       SECURITIES    FIXED INCOME    FIXED INCOME
                                                                FUND           FUND           FUND            FUND
                                                            -----------     ----------    -----------      ----------
ASSETS:
   Investments, at value (cost $56,160,538, $15,510,115,
     $17,987,927 and $68,697,248, respectively)             $54,445,254    $15,726,921    $18,719,532      $69,896,445
   Receivable for investment securities sold                 27,341,053             --             --              789
   Income receivable                                             87,176         95,086        256,307          746,969
   Receivable for fund shares sold                              792,315         59,957         19,928          173,436
   Other assets                                                  12,725          6,705          7,350           11,883
                                                            -----------    -----------    -----------      -----------
        Total Assets                                         82,678,523     15,888,669     19,003,117       70,829,522
                                                            -----------    -----------    -----------      -----------

LIABILITIES:
   Payable to Investment Advisor                                 90,516          7,412          2,402           60,727
   Payable for securities purchased                          21,725,366             --        487,109        1,178,567
   Payable for fund shares redeemed                              54,743          9,830         52,334               --
   Other accrued expenses                                       115,788         42,449         45,929          123,811
                                                            -----------    -----------    -----------      -----------

        Total Liabilities                                    21,986,413         59,691        587,774        1,363,105
                                                            -----------    -----------    -----------      -----------
NET ASSETS                                                  $60,692,110    $15,828,978    $18,415,343      $69,466,417
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

NET ASSETS CONSIST OF:
   Capital stock                                            $73,845,011    $15,969,942    $17,690,580      $67,294,826
   Unrealized appreciation (depreciation) on investments     (1,715,284)       216,806        731,605        1,199,197
   Accumulated undistributed net investment income                   --        157,552          4,747        1,364,825
   Accumulated undistributed net realized loss              (11,437,617)      (515,322)       (11,589)        (392,431)
                                                            -----------    -----------    -----------      -----------
        Total Net Assets                                    $60,692,110    $15,828,978    $18,415,343      $69,466,417
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------
   Shares outstanding (unlimited shares
     of no par value authorized)                              8,025,211      1,577,603      1,705,438        6,571,795
   Net asset value, offering and
     redemption price per share                             $      7.56    $     10.03    $     10.80      $     10.57
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2002 (Unaudited)

                                                             LARGE CAP      LARGE CAP    SMALL/MID CAP    SMALL/MID CAP
                                                            GROWTH FUND     VALUE FUND    GROWTH FUND      VALUE FUND
                                                            -----------     ----------    -----------      ----------
INVESTMENT INCOME:
   Dividend income (net of withholding tax of
     $0, $1,326, $0 and $49, respectively)                  $   206,993    $   607,520    $     9,992      $    81,529
   Interest income                                               17,133         28,968          7,095            6,771
                                                            -----------    -----------    -----------      -----------
        Total investment income                                 224,126        636,488         17,087           88,300
                                                            -----------    -----------    -----------      -----------

EXPENSES:
   Investment advisory fees                                     256,570        257,988         66,868           67,468
   Distribution (12b-1) fees                                     67,518         67,892         17,597           16,867
   Federal and state registration fees                           14,613         12,967         10,137            9,585
   Custody fees                                                  12,896         12,588          8,042           15,206
   Audit fees                                                    16,601         14,914          4,206            3,493
   Shareholder servicing fees                                    13,504         13,578          3,520            3,373
   Fund accounting fees                                          16,564         17,275         16,852           17,161
   Administration fees                                           16,423         17,401         14,888           14,882
   Transfer agent fees and expenses                              11,892         10,552          7,159            7,016
   Reports to shareholders                                        2,038            992            547              399
   Directors' fees and expenses                                   6,203          7,898          1,655            1,624
   Legal fees                                                    18,327         18,343          4,975            4,535
   Insurance fees                                                 2,937          2,722            699              699
                                                            -----------    -----------    -----------      -----------
        Total expenses before Advisor reimbursement             456,086        455,110        157,145          162,308
   Less fees and expenses reimbursed
     and waived by the Advisor                                  (53,677)       (50,476)       (45,232)         (55,034)
                                                            -----------    -----------    -----------      -----------
        Net expenses                                            402,409        404,634        111,913          107,274
                                                            -----------    -----------    -----------      -----------
   Net investment income (loss)                                (178,283)       231,854        (94,826)         (18,974)
                                                            -----------    -----------    -----------      -----------

NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS:
   Net realized loss on investments                          (2,068,276)    (4,415,960)    (1,380,150)        (545,595)
   Net change in unrealized depreciation
     on investments                                          (3,523,011)    (4,425,646)       (35,891)      (1,096,425)
                                                            -----------    -----------    -----------      -----------
        Net realized and unrealized losses                   (5,591,287)    (8,841,606)    (1,416,041)      (1,642,020)
                                                            -----------    -----------    -----------      -----------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $(5,769,570)   $(8,609,752)   $(1,510,867)     $(1,660,994)
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended December 31, 2002 (Unaudited)

                                                           INTERNATIONAL   REAL ESTATE     TAX-EXEMPT       CORE PLUS
                                                               EQUITY       SECURITIES    FIXED INCOME    FIXED INCOME
                                                                FUND           FUND           FUND            FUND
                                                            -----------     ----------    -----------      ----------
INVESTMENT INCOME:
   Dividend income (net of withholding tax of
     $53,328, $0, $0 and $0, respectively)                  $   393,695    $   484,314       $     --       $2,228,945
   Interest income                                               32,245          3,759        276,423            2,752
                                                            -----------    -----------       --------       ----------
        Total investment income                                 425,940        488,073        276,423        2,231,697
                                                            -----------    -----------       --------       ----------

EXPENSES:
   Investment advisory fees                                     269,609         67,734         65,237          224,934
   Distribution (12b-1) fees                                     70,949         17,825         20,387           74,978
   Federal and state registration fees                           13,528          9,332          9,661           12,714
   Custody fees                                                   9,385          7,127          5,452           20,101
   Audit fees                                                    15,629          4,278          4,997           19,185
   Shareholder servicing fees                                    14,190          3,565          4,077           14,996
   Fund accounting fees                                          18,861         16,031         22,023           18,513
   Administration fees                                           17,765         15,074         15,081           19,360
   Transfer agent fees and expenses                              10,783          7,047          7,438           11,566
   Reports to shareholders                                        1,281            589            491            1,578
   Directors' fees and expenses                                   7,011          1,819          1,934            7,210
   Legal fees                                                    20,377          5,160          5,634           22,642
   Insurance fees                                                 3,022            662            870            2,979
                                                            -----------    -----------       --------       ----------
        Total expenses before Advisor reimbursement             472,390        156,243        163,282          450,756
   Less fees and expenses reimbursed
     and waived by the Advisor                                  (21,150)       (50,007)       (58,087)         (63,869)
                                                            -----------    -----------       --------       ----------
        Net expenses                                            451,240        106,236        105,195          386,887
                                                            -----------    -----------       --------       ----------
   Net investment income (loss)                                 (25,300)       381,837        171,228        1,844,810
                                                            -----------    -----------       --------       ----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                          (7,731,331)      (300,104)       (11,587)        (244,616)
   Net change in unrealized appreciation
     (depreciation) on investments                           (1,427,901)    (1,032,691)       441,893        1,413,171
                                                            -----------    -----------       --------       ----------
        Net realized and unrealized gains (losses)           (9,159,232)    (1,332,795)       430,306        1,168,555
                                                            -----------    -----------       --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $(9,184,532)   $  (950,958)      $601,534       $3,013,365
                                                            -----------    -----------       --------       ----------
                                                            -----------    -----------       --------       ----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

                                                               LARGE CAP GROWTH FUND         LARGE CAP VALUE FUND
                                                            --------------------------    ---------------------------
                                                             SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                                               ENDED          ENDED          ENDED            ENDED
                                                            DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,
                                                                2002           2002           2002            2002
                                                            ------------    ----------    ------------     ----------
                                                            (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
   Net investment income (loss)                             $  (178,283)   $  (292,983)   $   231,854      $   183,207
   Net realized loss on investment transactions              (2,068,276)    (2,377,260)    (4,415,960)        (533,400)
   Change in unrealized depreciation on investments          (3,523,011)    (7,853,260)    (4,425,646)      (3,239,081)
                                                            -----------    -----------    -----------      -----------
        Net decrease in net assets
          resulting from operations                          (5,769,570)   (10,523,503)    (8,609,752)      (3,589,274)
                                                            -----------    -----------    -----------      -----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                               29,234,113     68,589,092     31,058,189       65,218,838
   Shares issued to holders in reinvestment of dividends             --             --        266,539           68,345
   Shares redeemed                                          (13,953,533)    (8,400,885)   (12,701,636)      (8,297,797)
                                                            -----------    -----------    -----------      -----------
        Net increase                                         15,280,580     60,188,207     18,623,092       56,989,386
                                                            -----------    -----------    -----------      -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
   Net investment income                                             --             --       (340,499)         (82,795)
   From net realized gains                                           --             --        (95,707)              --
                                                            -----------    -----------    -----------      -----------
        Total dividends and distributions                            --             --       (436,206)         (82,795)
                                                            -----------    -----------    -----------      -----------

INCREASE IN NET ASSETS                                        9,511,010     49,664,704      9,577,134       53,317,317

NET ASSETS:
   Beginning of period                                       49,664,714             10     53,317,327               10
                                                            -----------    -----------    -----------      -----------
   End of period (including undistributed net investment
     income of $0, $0, $0 and $97,122, respectively)        $59,175,724    $49,664,714    $62,894,461      $53,317,327
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                4,431,805      7,827,187      3,971,895        6,635,312
   Shares issued to holders in reinvestment of dividends             --             --         34,571            6,883
   Shares redeemed                                           (2,192,583)    (1,008,241)    (1,669,323)        (849,113)
                                                            -----------    -----------    -----------      -----------
        Net increase                                          2,239,222      6,818,946      2,337,143        5,793,082
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                            SMALL/MID CAP GROWTH FUND      SMALL/MID CAP VALUE FUND
                                                            --------------------------    ---------------------------
                                                             SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                                               ENDED          ENDED          ENDED            ENDED
                                                            DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,
                                                                2002           2002           2002            2002
                                                            ------------    ----------    ------------     ----------
                                                            (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
   Net investment loss                                      $   (94,826)   $  (116,064)   $   (18,974)     $   (29,630)
   Net realized loss on investment transactions              (1,380,150)    (1,352,075)      (545,595)        (334,114)
   Change in unrealized appreciation (depreciation) on
     investments                                                (35,891)    (1,888,044)    (1,096,425)         259,400
                                                            -----------    -----------    -----------      -----------
        Net decrease in net assets
          resulting from operations                          (1,510,867)    (3,356,183)    (1,660,994)        (104,344)
                                                            -----------    -----------    -----------      -----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                8,420,414     20,818,661      7,186,313       19,564,741
   Shares issued to holders in reinvestment of dividends             --             --             --               --
   Shares redeemed                                           (3,675,545)    (4,545,317)    (3,636,079)      (6,149,223)
                                                            -----------    -----------    -----------      -----------
        Net increase                                          4,744,869     16,273,344      3,550,234       13,415,518
                                                            -----------    -----------    -----------      -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
   Net investment income                                             --             --             --               --
   From net realized gains                                           --             --             --               --
                                                            -----------    -----------    -----------      -----------
        Total dividends and distributions                            --             --             --               --
                                                            -----------    -----------    -----------      -----------

INCREASE IN NET ASSETS                                        3,234,002     12,917,161      1,889,240       13,311,174

NET ASSETS:
   Beginning of period                                       12,917,171             10     13,311,184               10
                                                            -----------    -----------    -----------      -----------
   End of period (including undistributed net investment
     income of $0, $0, $0 and $0, respectively)             $16,151,173    $12,917,171    $15,200,424      $13,311,184
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                1,326,152      2,346,846        801,563        1,935,647
   Shares issued to holders in reinvestment of dividends             --             --             --               --
   Shares redeemed                                             (603,883)      (552,785)      (416,822)        (624,432)
                                                            -----------    -----------    -----------      -----------
        Net increase                                            722,269      1,794,061        384,741        1,311,215
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                            INTERNATIONAL EQUITY FUND     REAL ESTATE SECURITIES FUND
                                                            --------------------------    ---------------------------
                                                             SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                                               ENDED          ENDED          ENDED            ENDED
                                                            DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,
                                                                2002           2002           2002            2002
                                                            ------------    ----------    ------------     ----------
                                                            (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
   Net investment income (loss)                             $   (25,300)   $   188,595    $   381,837      $   458,511
   Net realized loss on investment transactions              (7,731,331)    (3,706,286)      (300,104)         (99,478)
   Change in unrealized appreciation
     (depreciation) on investments                           (1,427,901)      (287,383)    (1,032,691)       1,249,497
                                                            -----------    -----------    -----------      -----------
        Net increase (decrease) in net assets
          resulting from operations                          (9,184,532)    (3,805,074)      (950,958)       1,608,530
                                                            -----------    -----------    -----------      -----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                               83,525,850     87,696,946      7,560,129       19,089,012
   Shares issued to holders in reinvestment of dividends        130,931             --        370,198          156,755
   Shares redeemed                                          (70,860,159)   (26,590,484)    (4,728,291)      (6,477,871)
                                                            -----------    -----------    -----------      -----------
        Net increase                                         12,796,622     61,106,462      3,202,036       12,767,896
                                                            -----------    -----------    -----------      -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
   Net investment income                                       (221,378)            --       (493,081)        (189,715)
   From net realized gains                                           --             --       (115,740)              --
                                                            -----------    -----------    -----------      -----------
        Total dividends and distributions                      (221,378)            --       (608,821)        (189,715)
                                                            -----------    -----------    -----------      -----------

INCREASE IN NET ASSETS                                        3,390,712     57,301,388      1,642,257       14,186,711

NET ASSETS:
   Beginning of period                                       57,301,398             10     14,186,721               10
                                                            -----------    -----------    -----------      -----------
   End of period (including undistributed
     net investment income of $0, $188,595,
     $157,552 and $154,887, respectively)                   $60,692,110    $57,301,398    $15,828,978      $14,186,721
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                               10,853,541      9,339,571        738,473        1,879,402
   Shares issued to holders in reinvestment of dividends         17,342             --         37,020           15,866
   Shares redeemed                                           (9,240,747)     2,944,497       (466,381)        (626,778)
                                                            -----------    -----------    -----------      -----------
        Net increase                                          1,630,136     12,284,068        309,112        1,268,490
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                 TAX-EXEMPT FIXED               CORE PLUS FIXED
                                                                    INCOME FUND                   INCOME FUND
                                                            --------------------------    ---------------------------
                                                             SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                                               ENDED          ENDED          ENDED            ENDED
                                                            DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,
                                                                2002           2002           2002            2002
                                                            ------------    ----------    ------------     ----------
                                                            (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
   Net investment income                                    $   171,228    $   178,276    $ 1,844,810      $ 1,548,681
   Net realized gain (loss) on investment transactions          (11,587)         1,883       (244,616)        (147,815)
   Change in unrealized appreciation
     (depreciation) on investments                              441,893        289,712      1,413,171         (213,974)
                                                            -----------    -----------    -----------      -----------
        Net increase in net assets
          resulting from operations                             601,534        469,871      3,013,365        1,186,892
                                                            -----------    -----------    -----------      -----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                               10,823,951     16,976,396     45,584,698       61,846,685
   Shares issued to holders in reinvestment of dividends         83,422         97,753        349,114        1,227,091
   Shares redeemed                                           (7,009,696)    (3,381,246)   (31,791,300)      (9,921,472)
                                                            -----------    -----------    -----------      -----------
        Net increase                                          3,897,677     13,692,903     14,142,512       53,152,304
                                                            -----------    -----------    -----------      -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
   Net investment income                                       (170,528)      (174,229)      (506,734)      (1,521,932)
   From net realized gains                                       (1,885)            --             --               --
                                                            -----------    -----------    -----------      -----------
        Total dividends and distributions                      (172,413)      (174,229)      (506,734)      (1,521,932)
                                                            -----------    -----------    -----------      -----------

INCREASE IN NET ASSETS                                        4,326,798     13,988,545     16,649,143       52,817,264

NET ASSETS:
   Beginning of period                                       14,088,545        100,000     52,817,274               10
                                                            -----------    -----------    -----------      -----------
   End of period (including undistributed
     net investment income of $4,747, $4,047,
     $1,364,825 and $26,749, respectively)                  $18,415,343    $14,088,545    $69,466,417      $52,817,274
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                1,009,337      1,657,374      4,433,839        6,054,884
   Shares issued to holders in reinvestment of dividends          7,711          9,546         33,895          121,189
   Shares redeemed                                             (657,896)      (330,634)    (3,101,903)        (970,110)
                                                            -----------    -----------    -----------      -----------
        Net increase                                            359,152      1,336,286      1,365,831        5,205,963
                                                            -----------    -----------    -----------      -----------
                                                            -----------    -----------    -----------      -----------

                       See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

                                                               LARGE CAP GROWTH FUND         LARGE CAP VALUE FUND
                                                            ---------------------------  ----------------------------
                                                             SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                                               ENDED          ENDED          ENDED            ENDED
                                                            DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,
                                                                2002           2002           2002            2002
                                                            ------------    ----------    ------------     ----------
                                                            (UNAUDITED)                   (UNAUDITED)
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of period                           $ 7.28         $10.00         $ 9.20          $10.00

Income from investment operations:
     Net investment income (loss)                               (0.02)         (0.04)          0.02            0.05
     Net realized and unrealized losses
       on investments                                           (0.73)         (2.68)         (1.43)          (0.82)
                                                               ------         ------         ------          ------
     Total from investment operations                           (0.75)         (2.72)         (1.41)          (0.77)
                                                               ------         ------         ------          ------

Less distributions:
     Dividends from net investment income                          --             --          (0.04)          (0.03)
     Dividends from net realized gains                             --             --          (0.01)             --
                                                               ------         ------         ------          ------
     Total distributions                                           --             --          (0.05)          (0.03)
                                                               ------         ------         ------          ------

Net asset value, end of period                                 $ 6.53         $ 7.28         $ 7.74          $ 9.20
                                                               ------         ------         ------          ------
                                                               ------         ------         ------          ------

Total return                                                  -10.30%(1)     -27.20%        -15.28%(1)       -7.76%
                                                                    <F10>                         <F10>

Supplemental data and ratios:
     Net assets, end of period                            $59,175,724    $49,664,714    $62,894,461     $53,317,327

     Ratio of expenses to average net assets
          Before Expense Reimbursement                          1.69%(2)       1.75%          1.68%(2)        1.78%
                                                                    <F11>                         <F11>
          After Expense Reimbursement                           1.49%(2)       1.49%          1.49%(2)        1.49%
                                                                    <F11>                         <F11>

     Ratio of net investment income (loss)
       to average net assets
          Before Expense Reimbursement                         -0.86%(2)      -1.19%          0.67%(2)        0.28%
                                                                    <F11>                         <F11>
          After Expense Reimbursement                          -0.66%(2)      -0.93%          0.86%(2)        0.57%
                                                                    <F11>                         <F11>

     Portfolio turnover rate                                      11%            83%            54%             95%

(1)<F10>  Not Annualized
(2)<F11>  Annualized

                       See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS (Continued)

                                                            SMALL/MID CAP GROWTH FUND      SMALL/MID CAP VALUE FUND
                                                            --------------------------    ---------------------------
                                                             SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                                               ENDED          ENDED          ENDED            ENDED
                                                            DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,
                                                                2002           2002           2002            2002
                                                            ------------    ----------    ------------     ----------
                                                            (UNAUDITED)                   (UNAUDITED)
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of period                           $ 7.20         $10.00         $10.15          $10.00

Income from investment operations:
     Net investment loss                                        (0.04)         (0.06)         (0.01)          (0.02)
     Net realized and unrealized gains (losses)
     on investments                                             (0.74)         (2.74)         (1.18)           0.17
                                                               ------         ------         ------          ------
     Total from investment operations                           (0.78)         (2.80)         (1.19)           0.15
                                                               ------         ------         ------          ------

Less distributions:
     Dividends from net investment income                          --             --             --              --
     Dividends from net realized gains                             --             --             --              --
                                                               ------         ------         ------          ------
     Total distributions                                           --             --             --              --
                                                               ------         ------         ------          ------

Net asset value, end of period                                 $ 6.42         $ 7.20         $ 8.96          $10.15
                                                               ------         ------         ------          ------
                                                               ------         ------         ------          ------

Total return                                                  -10.83%(1)     -28.00%        -11.72%(1)        1.50%
                                                                    <F12>                         <F12>

Supplemental data and ratios:
     Net assets, end of period                            $16,151,174    $12,917,171    $15,200,424     $13,311,184

     Ratio of expenses to average net assets
          Before Expense Reimbursement                          2.23%(2)       2.30%          2.41%(2)        2.40%
                                                                    <F13>                         <F13>
          After Expense Reimbursement                           1.59%(2)       1.59%          1.59%(2)        1.59%
                                                                    <F13>                         <F13>

     Ratio of net investment loss to average net assets
          Before Expense Reimbursement                         -1.99%(2)      -2.01%         -1.10%(2)       -1.14%
                                                                    <F13>                         <F13>
          After Expense Reimbursement                          -1.35%(2)      -1.30%         -0.28%(2)       -0.33%
                                                                    <F13>                         <F13>

     Portfolio turnover rate                                      12%            52%            26%             84%

(1)<F12>  Not Annualized
(2)<F13>  Annualized

                       See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS (Continued)

                                                            INTERNATIONAL EQUITY FUND     REAL ESTATE SECURITIES FUND
                                                            --------------------------    ---------------------------
                                                             SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                                               ENDED          ENDED          ENDED            ENDED
                                                            DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,
                                                                2002           2002           2002            2002
                                                            ------------    ----------    ------------     ----------
                                                            (UNAUDITED)                   (UNAUDITED)
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of period                            $8.96         $10.00         $11.18          $10.00

Income from investment operations:
   Net investment income (loss)                                 (0.01)          0.03           0.01            0.46
   Net realized and unrealized gains (losses)
     on investments                                             (1.36)         (1.07)         (1.05)           0.97
                                                               ------         ------         ------          ------
   Total from investment operations                             (1.37)         (1.04)         (1.04)           1.43
                                                               ------         ------         ------          ------

Less distributions:
   Dividends from net investment income                         (0.03)            --          (0.03)          (0.25)
   Dividends from net realized gains                               --             --          (0.08)             --
                                                               ------         ------         ------          ------
   Total distributions                                          (0.03)            --          (0.11)          (0.25)
                                                               ------         ------         ------          ------

Net asset value, end of period                                  $7.56         $ 8.96         $10.03          $11.18
                                                                -----         ------         ------          ------
                                                                -----         ------         ------          ------

Total return                                                  -15.31%(1)     -10.40%         -6.67%(1)       14.60%
                                                                    <F14>                         <F14>

Supplemental data and ratios:
   Net assets, end of period                              $60,692,110    $57,301,398    $15,828,978     $14,186,721

   Ratio of expenses to average net assets
          Before Expense Reimbursement                          1.66%(2)       1.71%          2.19%(2)        2.28%
                                                                    <F15>                         <F15>
          After Expense Reimbursement                           1.59%(2)       1.59%          1.49%(2)        1.49%
                                                                    <F15>                         <F15>

   Ratio of net investment income (loss) to
     average net assets
          Before Expense Reimbursement                         -0.16%(2)       0.36%          4.65%(2)        4.36%
                                                                    <F15>                         <F15>
          After Expense Reimbursement                          -0.09%(2)       0.48%          5.35%(2)        5.15%
                                                                    <F15>                         <F15>

   Portfolio turnover rate                                        85%            77%            24%             68%

(1)<F14>  Not Annualized
(2)<F15>  Annualized

                       See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS (Continued)

                                                                 TAX-EXEMPT FIXED               CORE PLUS FIXED
                                                                    INCOME FUND                   INCOME FUND
                                                            --------------------------    ---------------------------
                                                             SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                                               ENDED          ENDED          ENDED            ENDED
                                                            DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,
                                                                2002           2002           2002            2002
                                                            ------------    ----------    ------------     ----------
                                                            (UNAUDITED)                   (UNAUDITED)
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of period                           $10.46         $10.00         $10.15          $10.00

Income from investment operations:
   Net investment income                                         0.10           0.18           0.29            0.45
   Net realized and unrealized gains
     on investments                                              0.34           0.46           0.22            0.15
                                                               ------         ------         ------          ------
   Total from investment operations                              0.44           0.64           0.51            0.60
                                                               ------         ------         ------          ------

Less distributions:
   Dividends from net investment income                         (0.10)         (0.18)         (0.09)          (0.45)
   Dividends from net realized gains                               --(1)<F16>     --             --              --
                                                               ------         ------         ------          ------
   Total distributions                                          (0.10)         (0.18)         (0.09)          (0.45)
                                                               ------         ------         ------          ------

Net asset value, end of period                                 $10.80         $10.46         $10.57          $10.15
                                                               ------         ------         ------          ------
                                                               ------         ------         ------          ------

Total return                                                    4.26%(2)       6.47%          5.07%(2)        6.03%
                                                                    <F17>                         <F17>

Supplemental data and ratios:
   Net assets, end of period                              $18,415,343    $14,088,545    $69,466,417     $52,817,274

   Ratio of expenses to average net assets
   Before Expense Reimbursement                                 2.00%(3)       2.28%          1.50%(3)        1.62%
                                                                    <F18>                         <F18>
   After Expense Reimbursement                                  1.29%(3)       1.29%          1.29%(3)        1.29%
                                                                    <F18>                         <F18>

   Ratio of net investment income to average net assets
   Before Expense Reimbursement                                 1.39%(3)       1.42%          5.94%(3)        5.04%
                                                                    <F18>                         <F18>
   After Expense Reimbursement                                  2.10%(3)       2.41%          6.15%(3)        5.37%
                                                                    <F18>                         <F18>

   Portfolio turnover rate                                         6%            11%            39%             39%

(1)<F16>  Less than one cent per share.
(2)<F17>  Not Annualized.
(3)<F18>  Annualized.

                       See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (Unaudited)

1.   ORGANIZATION

     AssetMark Funds (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight non-diversified funds (the "Funds"): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of the AssetMark Core Plus Fixed Income Fund consist of shares of underlying mutual funds. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     (a)  Investment Valuation
          Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between the most recent quoted bid and asked price. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ and falls within the latest bid and asked quotations is valued at that price. All other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked price. Securities that are traded on both the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments in open-end investment companies are valued at the closing net asset value per share of each mutual fund on the day of valuation. Securities for which quotations are not readily available will be valued at their fair market value as determined by the Board of Trustees.

     (b)  Organization and Prepaid Initial Registration Expense
          Expenses incurred by the Trust in connection with the organization and initial public offering were expensed as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note
          3). Prepaid initial registration expenses are deferred and amortized over the period of benefit not to exceed twelve months.

     (c)  Federal Income Taxes
          The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2002, the Large Cap Growth Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund had capital loss carryforwards available for federal income tax purposes of $858,517, $319,848, $106,060 and $410,578, respectively, which will expire on June 30, 2010.

          Additionally, at June 30, 2002, the Large Cap Growth Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund deferred on a tax basis post-October losses of $845,995, $735,505, $41,490 and $2,357,144, respectively.

     (d)  Use of Estimates
          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (e)  Distribution to Shareholders
          The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

3.   INVESTMENT ADVISOR

     The Trust has an Investment Advisory Agreement (the "Agreement") with AssetMark Investment Services, Inc. (the "Advisor"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following rates, based on each Fund's average daily net assets:

     Large Cap Growth Fund                             0.95%
     Large Cap Value Fund                              0.95%
     Small/Mid Cap Growth Fund                         0.95%
     Small/Mid Cap Value Fund                          1.00%
     International Equity Fund                         0.95%
     Real Estate Securities Fund                       0.95%
     Tax-Exempt Fixed Income Fund                      0.80%
     Core Plus Fixed Income Fund                       0.75%

     The Advisor has agreed to waive, through October 31, 2003, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Funds' operating expenses do not exceed the following rates, based on each Fund's average daily net assets:

     Large Cap Growth Fund                             1.49%
     Large Cap Value Fund                              1.49%
     Small/Mid Cap Growth Fund                         1.59%
     Small/Mid Cap Value Fund                          1.59%
     International Equity Fund                         1.59%
     Real Estate Securities Fund                       1.49%
     Tax-Exempt Fixed Income Fund                      1.29%
     Core Plus Fixed Income Fund                       1.29%

     Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                                                   YEAR OF EXPIRATION
                                                   ------------------
                                              6/30/04             6/30/05
                                              -------             -------
     Large Cap Growth Fund                    $22,772             $80,252
     Large Cap Value Fund                      22,772              93,986
     Small/Mid Cap Growth Fund                 11,898              63,245
     Small/Mid Cap Value Fund                  11,898              72,099
     International Equity Fund                 45,839              46,594
     Real Estate Securities Fund               10,614              69,912
     Tax-Exempt Fixed Income Fund              4,751               73,116
     Core Plus Fixed Income Fund               9,507               94,633

     The waived/reimbursed amounts expiring on June 30, 2004 represent organization expenses incurred by the Trust, and advanced by the Advisor, in connection with the organization and initial public offering of the Funds.

     Pursuant to sub-advisory agreements between the Advisor and various sub-advisors, sub-advisors provide sub-advisory services to the Funds. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Fund's average daily net assets.

4.   DISTRIBUTION PLAN

     The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Funds will pay distribution fees to AssetMark Capital Corporation, an affiliate of the Advisor, at an annual rate of up to 0.25% of the average daily net assets of the Funds. Quasar Distributors, LLC serves as sub-distributor to each of the Funds. Payments under the distribution plan shall be used to compensate persons who provide support services in connection with the distribution of the Fund's shares and servicing of the Fund's shareholders. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.   SERVICE AND CUSTODY AGREEMENTS

     The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC ("USBFS") and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain custody, transfer agency, administrative and accounting services.

6.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the six-months ended December 31, 2002 were as follows:

                                           U.S. GOVERNMENT                     OTHER
                                           ---------------                     -----
                                        PURCHASES        SALES        PURCHASES        SALES
                                        ---------        -----        ---------        -----
     Large Cap Growth Fund                  --             --        $20,574,801    $ 5,733,807
     Large Cap Value Fund                   --             --         44,958,042     28,350,606
     Small/Mid Cap Growth Fund              --             --          5,955,517      1,623,181
     Small/Mid Cap Value Fund               --             --          6,675,121      3,346,035
     International Equity Fund              --             --         48,905,615     44,097,107
     Real Estate Securities Fund            --             --          6,209,667      3,389,943
     Tax-Exempt Fixed Income Fund           --             --          4,450,704        886,853
     Core Plus Fixed Income Fund            --             --         36,595,603     23,145,443

     At December 31, 2002, the cost of investments, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                        LARGE CAP     LARGE CAP     SMALL/MID     SMALL/MID  INTERNATIONAL  REAL ESTATE   TAX-EXEMPT     CORE PLUS
                          GROWTH        VALUE      CAP GROWTH     CAP VALUE      EQUITY      SECURITIES  FIXED INCOME  FIXED INCOME
                           FUND          FUND         FUND          FUND          FUND          FUND          FUND          FUND
                        ---------     ---------    ----------     ---------  -------------  -----------  ------------  ------------
     Cost of
       Investments     $ 70,825,401  $70,863,775   $18,286,554   $16,408,375   $56,160,538  $15,510,115   $17,987,927   $68,697,248
                       ------------  -----------   -----------   -----------   -----------  -----------   -----------   -----------
     Appreciation      $  1,440,746  $ 2,518,109   $ 1,249,755   $   763,938   $ 1,503,769  $   760,862   $   755,132   $ 1,428,147
     Depreciation       (12,817,017) (10,182,836)   (3,173,690)   (1,600,963)   (3,219,053)    (544,056)      (23,527)     (228,950)
                       ------------  -----------   -----------   -----------   -----------  -----------   -----------   -----------
     Net unrealized
       appreciation
       (depreciation)  $(11,376,271) $(7,664,727)  $(1,923,935)  $  (837,025)  $(1,715,284) $   216,806   $   731,605   $ 1,199,197
                       ------------  -----------   -----------   -----------   -----------  -----------   -----------   -----------

     At June 30, 2002, distributable income for tax purposes was as follows:

                        LARGE CAP     LARGE CAP     SMALL/MID     SMALL/MID  INTERNATIONAL  REAL ESTATE   TAX-EXEMPT     CORE PLUS
                          GROWTH        VALUE      CAP GROWTH     CAP VALUE      EQUITY      SECURITIES  FIXED INCOME  FIXED INCOME
                           FUND          FUND         FUND          FUND          FUND          FUND          FUND          FUND
                        ---------     ---------    ----------     ---------  -------------  -----------  ------------  ------------
     Undistributed
       tax-exempt
       ordinary income           --           --            --            --            --           --   $     4,047            --
     Undistributed
       ordinary income           --  $   192,046            --            --   $   188,595  $   257,026         1,883   $    60,252
     Undistributed
       long-term capital
       gain                      --          792            --            --            --       13,598            --         6,336
                       ------------  -----------   -----------   -----------   -----------  -----------   -----------   -----------
     Distributable
       Income                    --  $   192,838            --            --   $   188,595  $   270,624   $     5,930   $    66,588

7.   ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES (UNAUDITED)

INDEPENDENT TRUSTEES

                                                                                                        # OF
                                                                                                        PORTFOLIOS
                                                                                                        IN FUND     OTHER
                            POSITION(S)   TERM OF OFFICE                                                COMPLEX     DIRECTOR/
NAME, AGE                   HELD WITH     AND LENGTH OF     PRINCIPAL                                   OVERSEEN    TRUSTEE
AND ADDRESS                 THE TRUST     TIME SERVED       OCCUPATION DURING PAST FIVE YEARS           BY TRUSTEE  POSITIONS
-----------                 -----------   --------------    ---------------------------------           ----------  ---------
R. Thomas DeBerry, 60       Trustee       Indefinite Term   President, DeBerry Consulting (a                8       None
c/o AssetMark                             since January      a securities consulting firm) (1988-present);
  Investment Services, Inc.               2001.             Director, Investment Manager Services
2300 Contra Costa                                           Division of Resources Trust Company
  Boulevard, Suite 425                                      (1998-2000).
Pleasant Hill, CA 94523

William J. Klipp, 46        Trustee       Indefinite Term   Retired; President and Chief Operating          8       Trustee of the
c/o AssetMark                             since January     Officer, Charles Schwab Investment                      Lend Lease
  Investment Services, Inc.               2001.             Management, Inc. and Executive Vice                     Rosen Funds
2300 Contra Costa                                           President, Schwab Funds (1993-1999).                    (2000-present);
  Boulevard, Suite 425                                                                                              Director of
Pleasant Hill, CA 94523                                                                                             SaveDaily.com
                                                                                                                    (2000-present).

Leonard H. Rossen, 70       Trustee       Indefinite Term   President, Len Rossen Consulting (a legal       8       None
c/o AssetMark                             since January     consulting firm) (1999-present); Corporate
  Investment Services, Inc.               2001.             Counsel, Franklin Templeton Mutual Funds
2300 Contra Costa                                           and Distributors, Inc. (1996-1999); Regional
  Boulevard, Suite 425                                      Counsel and Vice President, Equitable Life
Pleasant Hill, CA 94523                                     Insurance Society (1987-1996); Various key
                                                            legal positions Securities and Exchange
                                                            Commission (1973-1987).

INTERESTED TRUSTEES

Ronald Cordes*<F19>, 43     President,    Indefinite Term   Principal, AssetMark Investment Services, Inc.  8
AssetMark Investment        Chairperson,  since January     (1994-present).
2300 Contra Costa           Trustee       2001.
  Boulevard, Suite 425
Pleasant Hill, CA 94523

Richard Steiny*<F19>, 45    Secretary     Indefinite Term   Principal, AssetMark Investment Services, Inc.  8
AssetMark Investment        and           since January     (1994-present).
2300 Contra Costa           Trustee       2001.
  Boulevard, Suite 425
Pleasant Hill, CA 94523

The Statement of Additional Information includes additional information about the Fund's Trustees and is available free of charge upon request by calling the Fund toll free at (888) 278-5809.

*<F19> Ronald Cordes and Richard Steiny are considered "interested persons" of the Funds as defined in the 1940 Act due to their relationship with the Advisor.

ASSETMARK FUNDS

ASSETMARK LARGE CAP GROWTH FUND
ASSETMARK LARGE CAP VALUE FUND
ASSETMARK SMALL/MID CAP GROWTH FUND
ASSETMARK SMALL/MID CAP VALUE FUND
ASSETMARK INTERNATIONAL EQUITY FUND
ASSETMARK REAL ESTATE SECURITIES FUND
ASSETMARK TAX-EXEMPT FIXED INCOME FUND
ASSETMARK CORE PLUS FIXED INCOME FUND

INVESTMENT ADVISOR
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

TRANSFER AGENT, FUND ACCOUNTANT
AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

DISTRIBUTOR
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523